UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

February 28, 2017

California Long-Term Tax-Free Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Rocky November for Munis, Then a Modest Rebound

The six-month reporting period whipsawed the U.S. bond market, including municipal bonds (munis). Donald Trump’s victory in the 2016 U.S. presidential election—and his aggressive pro-business, pro-growth agenda—triggered “Trump Trade”/risk-on rallies in traditionally higher-risk markets such as commodities, U.S. small-cap and technology stocks, and high-yield corporate bonds, plus a corresponding global sell-off in government bonds and munis.

Muni price declines began in September as the bond market started to anticipate a year-end interest rate increase by the Federal Reserve (Fed). Munis were vulnerable because they had rallied for 14 straight months, which boosted valuations. The sell-off accelerated in November with Trump’s victory. His fiscal stimulus plans fueled inflation expectations that sent bond yields sharply higher, while his tax-cut proposals caused additional price declines for the tax-free muni market. From the end of August through November, the Bloomberg Barclays Municipal Bond Index declined -5.21%. Thereafter, the index rebounded +2.55% through February, not enough to fully offset earlier losses.

Long-maturity U.S. bond yields have been relatively range-bound since surging in November, but risks of higher interest rates and lower bond prices remain. The U.S. labor market is trending tighter, U.S. inflation pressures continue to build, and the Fed could raise its rate target as many as three or four times this year. Offsetting those factors are global economic conditions and political risks—both foreign and domestic—that could trigger more bouts of U.S. bond market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

February 28, 2017
Portfolio at a Glance
Weighted Average Maturity	17.5 years
Average Duration (Modified)	5.4 years

Top Five Sectors	% of fund investments
Hospital	14%
General Obligation (GO) - Local	13%
General Obligation (GO) - State	12%
Prerefunded	9%
Lease Revenue	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.0%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Expenses Paid During Period(1) 9/1/16 - 2/28/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$961.10	$2.29	0.47%
Institutional Class	$1,000	$961.20	$1.31	0.27%
A Class	$1,000	$959.00	$3.50	0.72%
C Class	$1,000	$956.30	$7.13	1.47%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.36	0.47%
Institutional Class	$1,000	$1,023.46	$1.35	0.27%
A Class	$1,000	$1,021.22	$3.61	0.72%
C Class	$1,000	$1,017.51	$7.35	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

FEBRUARY 28, 2017 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.0%
California — 99.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	$1,000,000	$1,175,770
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	1,000,000	1,154,730
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.25%, 8/1/39	1,200,000	1,330,068
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/43	500,000	553,105
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/32 (NATL)(1)	1,000,000	548,850
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/35 (NATL)(1)	3,750,000	1,736,250
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	1,000,000	1,103,280
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	1,000,000	1,221,530
Anaheim Public Financing Authority Rev., 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,723,200
Anaheim Public Financing Authority Rev., 5.375%, 10/1/36	300,000	338,673
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	2,200,000	2,426,754
Bay Area Toll Authority Rev., 5.00%, 4/1/43	2,655,000	2,968,927
Bay Area Toll Authority Rev., 5.00%, 10/1/54	1,500,000	1,649,865
Bay Area Toll Authority Rev., VRDN, 1.34%, 3/2/17	550,000	549,984
Bay Area Toll Authority Rev., VRDN, 1.74%, 3/2/17	1,250,000	1,249,863
Bay Area Toll Authority Rev., VRDN, 1.89%, 3/2/17	500,000	501,540
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	1,000,000	1,014,850
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	285,000	336,388
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	873,308
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,261,280
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/47(3)	1,750,000	1,930,337
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/18, Prerefunded at 100% of Par(2)	4,675,000	4,921,746
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	325,000	340,239
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/36	500,000	559,195
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/37	500,000	559,195
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/38	500,000	559,195
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	500,000	567,280
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/22	1,200,000	1,322,196
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	462,920

6

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 4.00%, 8/15/39	$1,500,000	$1,517,685
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	4,500,000	5,083,875
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/19, Prerefunded at 100% of Par(2)	3,400,000	3,792,428
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/43	1,000,000	1,100,530
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	150,000	150,057
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,088,870
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	180,000	200,972
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	1,000,000	1,085,580
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 10/1/39	1,000,000	1,088,480
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	1,000,000	1,157,200
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/42	1,500,000	1,708,455
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/43	2,720,000	3,035,602
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/52	1,500,000	1,621,890
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	740,000	840,396
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,145,430
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.64%, 3/2/17	935,000	935,037
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.30%, 3/2/17	1,000,000	1,006,490
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.56%, 3/1/17 (LOC: Union Bank N.A.)	5,465,000	5,465,000
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/32 (GA: Walt & Lilly Disney Foundation)	900,000	944,082
California Municipal Finance Authority Rev., (American Heritage Education Foundation), 5.00%, 6/1/46	500,000	527,335
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	665,000	839,995
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	523,885
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	1,006,800
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,532,592
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	1,000,000	1,075,750
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/47	1,000,000	1,093,200

7

	Principal Amount	Value
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	$2,000,000	$2,271,320
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	400,000	430,120
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	318,501
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,050,090
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/40	1,000,000	1,131,130
California Municipal Finance Authority Rev., (University of the Pacific), 5.00%, 11/1/48	1,750,000	1,884,505
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(4)	1,000,000	1,000,470
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	542,530
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	2,000,000	2,009,060
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	250,000	259,650
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	1,000,000	996,420
California State Public Works Board Rev., 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	2,246,915
California State Public Works Board Rev., 5.25%, 12/1/26	1,000,000	1,142,470
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,874,074
California State Public Works Board Rev., 5.75%, 10/1/30	2,000,000	2,209,980
California State Public Works Board Rev., 5.00%, 4/1/37	2,170,000	2,411,347
California State Public Works Board Rev., 5.00%, 11/1/38	1,500,000	1,683,090
California State University Rev., 5.00%, 11/1/29(3)	1,000,000	1,202,860
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	715,000	803,131
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	600,000	639,198
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,200,000	1,298,388
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	500,000	539,430
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	1,300,000	1,377,688
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,092,020
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	750,000	830,490
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	2,780,000	3,029,672
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,146,444
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/46	1,500,000	1,606,125
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	500,000	555,730

8

	Principal Amount	Value
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	$485,000	$530,057
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	878,949
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,341,499
City & County of San Francisco COP, 5.00%, 4/1/29	1,170,000	1,258,908
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	702,167
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(5)	700,000	570,115
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	363,405
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	1,250,000	380,900
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	595,540
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,142,850
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	3,250,000	3,722,972
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	1,000,000	1,145,850
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	1,000,000	777,560
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	1,195,000	1,204,094
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	750,000	750,015
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	1,000,000	999,940
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	1,000,000	1,005,100
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,000,000	1,106,070
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	555,000	620,751
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	590,000	644,197
Irvine Special Assessment, 4.00%, 9/2/17	365,000	370,647
Irvine Special Assessment, 4.00%, 9/2/18	375,000	390,518
Irvine Special Assessment, 4.00%, 9/2/19	600,000	638,136
Irvine Special Assessment, 5.00%, 9/2/26	1,000,000	1,180,430
Irvine Special Assessment, VRDN, 0.54%, 3/1/17 (LOC: U.S. Bank N.A.)	2,900,000	2,900,000
Irvine Special Tax, 4.00%, 9/1/31	400,000	406,012
Irvine Special Tax, 5.00%, 9/1/49	1,000,000	1,052,560
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	300,000	308,127
Kaweah Delta Health Care District Rev., 4.00%, 6/1/45	810,000	807,238
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	685,121
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/39 (AGM)	1,850,000	2,083,766
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	330,000	381,226
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	695,000	856,483
Long Beach Marina System Rev., 5.00%, 5/15/40	1,250,000	1,345,775
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(5)	1,100,000	922,735
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	50,000	50,083

9

	Principal Amount	Value
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/35	$1,500,000	$1,708,635
Los Angeles County Sanitation Districts Financing Authority Rev., 4.00%, 10/1/42	1,000,000	1,019,960
Los Angeles Department of Airports Rev., 5.25%, 5/15/18, Prerefunded at 100% of Par(2)	2,120,000	2,235,455
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	2,000,000	2,212,860
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,000,000	1,106,430
Los Angeles Department of Water & Power Rev., 5.25%, 7/1/38	2,000,000	2,113,260
Los Angeles Department of Water & Power Rev., VRDN, 0.46%, 3/1/17 (SBBPA: Citibank N.A.)	2,300,000	2,300,000
Los Angeles Unified School District GO, 4.00%, 7/1/17	1,000,000	1,011,650
Los Angeles Unified School District GO, 5.00%, 7/1/18	1,280,000	1,351,590
Los Angeles Unified School District GO, 5.25%, 7/1/26	1,000,000	1,128,400
Los Angeles Unified School District GO, 5.00%, 7/1/29	2,000,000	2,171,080
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,388,450
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	880,000	1,221,836
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	425,000	577,715
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	3,884,368
Modesto Irrigation District COP, 5.75%, 10/1/34	2,500,000	2,706,900
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/36	1,250,000	1,272,062
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,018,301
New Haven Unified School District GO, 5.00%, 8/1/45	1,500,000	1,688,535
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,210,660
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/21	500,000	582,185
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/32	1,000,000	1,172,530
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	460,000	551,549
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/40	450,000	507,974
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,115,290
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	1,000,000	1,068,230
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,500,000	1,692,210
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,123,290
Oxnard School District GO, 3.00%, 8/1/20 (AGM)(5)	700,000	705,026
Palomar Health COP, 6.75%, 11/1/19, Prerefunded at 100% of Par(2)	500,000	573,725
Palomar Health COP, 6.00%, 11/1/41	750,000	816,600
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/19 (AGC)(5)	1,670,000	1,913,937
Palomar Health Rev., 5.00%, 11/1/39	1,830,000	1,920,054
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,511,432
Paramount Unified School District GO, Capital Appreciation, 0.00%, 8/1/51 (BAM)(1)	7,500,000	816,225
Pomona Public Financing Authority Rev., 4.00%, 6/1/36 (AGM)	1,045,000	1,076,789
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,286,810
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	1,020,605
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	1,500,000	1,717,710
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,110,000	747,151

10

	Principal Amount	Value
Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(2)	$1,010,000	$1,179,347
Redding Electric System Rev., 5.00%, 6/1/30(3)	1,250,000	1,471,262
Riverside County Asset Leasing Corp. Rev., 5.00%, 11/1/43	1,000,000	1,100,430
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/40	625,000	721,750
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	799,006
Riverside Sewer Rev., 5.00%, 8/1/40	500,000	558,945
Riverside Water Rev., VRDN, 1.27%, 3/2/17	1,500,000	1,500,060
RNR School Financing Authority Special Tax, 5.00%, 9/1/41 (BAM)	2,500,000	2,786,100
Sacramento County Airport System Rev., 5.625%, 7/1/29	1,000,000	1,056,150
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.15%, 3/1/17 (NATL)	1,500,000	1,288,335
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	385,000	435,350
San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/19(5)	7,400,000	7,895,652
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,575,045
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	275,000	319,839
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	225,000	250,823
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/40	1,500,000	1,644,225
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	1,000,000	1,106,160
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	1,300,000	1,441,063
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,276,460
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	577,565
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/44(1)	2,880,000	909,619
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/49(1)	1,000,000	252,800
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.25%, 5/1/23	3,000,000	3,262,320
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	2,150,000	2,350,659
San Francisco City & County Redevelopment Agency Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(2)	500,000	602,545
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/31	400,000	449,488
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	500,000	549,685
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/45	1,000,000	1,106,540
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	1,000,000	1,087,120
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,075,380
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,060,480
San Mateo Special Tax, 5.875%, 9/1/32	685,000	753,082
San Mateo Special Tax, 5.50%, 9/1/44	750,000	799,020

11

	Principal Amount	Value
Santa Clara Electric Rev., 5.00%, 7/1/30	$500,000	$557,770
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,694,940
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	400,000	444,288
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	400,000	464,956
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,641,880
Silicon Valley Clean Water Rev., 5.00%, 8/1/45	1,205,000	1,373,592
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,522,756
South Placer Wastewater Authority Rev., VRN, 0.97%, 3/2/17	1,650,000	1,649,653
Southern California Public Power Authority Rev., 5.00%, 7/1/17	1,050,000	1,065,813
Southwestern Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	5,000,000	1,353,350
State of California GO, 5.00%, 2/1/27	3,000,000	3,458,640
State of California GO, 5.00%, 2/1/28	1,000,000	1,152,020
State of California GO, 5.00%, 3/1/28	2,000,000	2,357,680
State of California GO, 5.25%, 9/1/32	2,000,000	2,279,820
State of California GO, 6.50%, 4/1/33	2,500,000	2,784,750
State of California GO, 5.00%, 4/1/38	2,500,000	2,597,825
State of California GO, 6.00%, 4/1/38	2,500,000	2,758,925
State of California GO, 6.00%, 11/1/39	5,000,000	5,628,400
State of California GO, 5.50%, 3/1/40	3,000,000	3,338,910
State of California GO, 5.00%, 10/1/41	2,000,000	2,241,400
State of California GO, 5.00%, 8/1/45	2,795,000	3,155,080
State of California GO, VRDN, 1.24%, 3/1/17	1,700,000	1,693,472
State of California GO, VRDN, 1.31%, 3/1/17	800,000	801,056
State of California GO, VRN, 1.54%, 3/2/17	2,000,000	2,009,440
State of California GO, VRN, 1.64%, 3/2/17	800,000	804,696
State of California GO, VRN, 1.79%, 3/2/17	960,000	969,821
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18	1,000,000	1,049,660
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,162,000
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	897,630
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,054,220
Stockton Unified School District GO, 5.00%, 8/1/29	3,485,000	4,050,615
Stockton Unified School District GO, 5.00%, 8/1/31	1,000,000	1,150,490
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	430,000	477,184
Sulphur Springs Union School District GO, 4.00%, 9/1/46 (AGM)	1,000,000	1,013,440
Susanville Public Financing Authority Rev., 6.00%, 6/1/45	1,000,000	1,075,730
Sutter Union High School District GO, Capital Appreciation, 0.00%, 8/1/49 (BAM)(1)	2,225,000	504,408
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	500,000	499,975
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	750,000	747,120
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,303,548
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,330,560

12

	Principal Amount	Value
University of California Rev., 5.00%, 5/15/25	$1,000,000	$1,179,670
University of California Rev., VRDN, 5.00%, 5/15/23	2,000,000	2,370,160
Ventura County Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	3,000,000	3,200,970
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/38(1)	3,000,000	1,208,280
		323,777,145
Guam — 0.7%
Guam Government Power Authority Rev., 5.50%, 10/1/40	2,150,000	2,256,812
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $302,943,271)		326,033,957
OTHER ASSETS AND LIABILITIES†		(1,692)
TOTAL NET ASSETS — 100.0%		$326,032,265

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,263,340, which represented 1.0% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
See Notes to Financial Statements.

13

Statement of Assets and Liabilities

FEBRUARY 28, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $302,943,271)	$326,033,957
Receivable for investments sold	2,081,065
Receivable for capital shares sold	1,729,094
Interest receivable	3,524,197
333,368,313

Liabilities
Disbursements in excess of demand deposit cash	22,085
Payable for investments purchased	6,702,023
Payable for capital shares redeemed	286,677
Accrued management fees	114,689
Distribution and service fees payable	5,680
Dividends payable	204,894
7,336,048

Net Assets	$326,032,265

Net Assets Consist of:
Capital paid in	$302,619,218
Undistributed net investment income	639
Undistributed net realized gain	321,722
Net unrealized appreciation	23,090,686
$326,032,265

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$312,888,823	27,314,388	$11.46
Institutional Class	$312,168	27,252	$11.45
A Class	$7,177,379	626,681	$11.45*
C Class	$5,653,895	493,527	$11.46
*Maximum offering price $11.99 (net asset value divided by 0.955).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$6,542,380

Expenses:
Management fees	768,389
Distribution and service fees:
A Class	8,761
C Class	30,286
Trustees' fees and expenses	9,765
Other expenses	141
817,342

Net investment income (loss)	5,725,038

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	267,050
Futures contract transactions	57,195
324,245

Change in net unrealized appreciation (depreciation) on investments	(20,070,789)

Net realized and unrealized gain (loss)	(19,746,544)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,021,506)

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2017 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2016
Increase (Decrease) in Net Assets	February 28, 2017	August 31, 2016
Operations
Net investment income (loss)	$5,725,038	$11,457,178
Net realized gain (loss)	324,245	2,918,820
Change in net unrealized appreciation (depreciation)	(20,070,789)	11,003,506
Net increase (decrease) in net assets resulting from operations	(14,021,506)	25,379,504

Distributions to Shareholders
From net investment income:
Investor Class	(5,531,820)	(11,082,052)
Institutional Class	(5,697)	(11,026)
A Class	(112,921)	(203,292)
C Class	(74,600)	(160,169)
From net realized gains:
Investor Class	(1,251,960)	—
Institutional Class	(1,216)	—
A Class	(27,202)	—
C Class	(23,887)	—
Decrease in net assets from distributions	(7,029,303)	(11,456,539)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(8,499,690)	(1,513,704)

Net increase (decrease) in net assets	(29,550,499)	12,409,261

Net Assets
Beginning of period	355,582,764	343,173,503
End of period	$326,032,265	$355,582,764

Undistributed net investment income	$639	$639

See Notes to Financial Statements.

16

Notes to Financial Statements

FEBRUARY 28, 2017 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

17

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 28, 2017 was 0.46% for the Investor Class, A Class and C Class and 0.26% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and

18

service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $8,520,000 and $7,980,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2017 were $97,606,558 and $113,832,985, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2017		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	737,849	$8,528,587	1,404,677	$16,819,809
Issued in reinvestment of distributions	467,009	5,391,340	714,860	8,550,951
Redeemed	(1,903,151)	(22,009,588)	(2,240,396)	(26,719,080)
	(698,293)	(8,089,661)	(120,859)	(1,348,320)
Institutional Class
Issued in reinvestment of distributions	599	6,913	922	11,026
A Class
Sold	30,261	349,875	87,084	1,046,515
Issued in reinvestment of distributions	11,986	138,292	16,840	201,493
Redeemed	(11,037)	(128,444)	(77,356)	(916,499)
	31,210	359,723	26,568	331,509
C Class
Sold	20,194	233,128	92,752	1,109,415
Issued in reinvestment of distributions	5,154	59,484	7,849	93,842
Redeemed	(92,596)	(1,069,277)	(143,704)	(1,711,176)
	(67,248)	(776,665)	(43,103)	(507,919)
Net increase (decrease)	(733,732)	$(8,499,690)	(136,472)	$(1,513,704)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

19

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 20 contracts.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 28, 2017, the effect of interest rate risk derivative instruments on the Statement of Operations was $57,195 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$302,943,271
Gross tax appreciation of investments	$24,671,585
Gross tax depreciation of investments	(1,580,899)
Net tax appreciation (depreciation) of investments	$23,090,686

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

20

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

11. Corporate Event

The Institutional Class was renamed to the I Class effective April 10, 2017.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$12.18	0.20	(0.67)	(0.47)	(0.20)	(0.05)	(0.25)	$11.46	(3.89)%	0.47%(4)	3.46%(4)	29%	$312,889
2016	$11.70	0.40	0.48	0.88	(0.40)	—	(0.40)	$12.18	7.62%	0.47%	3.33%	24%	$341,176
2015	$11.76	0.39	(0.06)	0.33	(0.39)	—	(0.39)	$11.70	2.86%	0.47%	3.33%	31%	$329,152
2014	$10.94	0.38	0.82	1.20	(0.38)	—	(0.38)	$11.76	11.10%	0.47%	3.32%	46%	$344,356
2013	$11.70	0.37	(0.76)	(0.39)	(0.37)	—	(0.37)	$10.94	(3.45)%	0.47%	3.19%	44%	$346,396
2012	$10.94	0.41	0.77	1.18	(0.42)	—	(0.42)	$11.70	10.92%	0.47%	3.65%	76%	$412,713
Institutional Class
2017(3)	$12.18	0.21	(0.68)	(0.47)	(0.21)	(0.05)	(0.26)	$11.45	(3.88)%	0.27%(4)	3.66%(4)	29%	$312
2016	$11.70	0.42	0.48	0.90	(0.42)	—	(0.42)	$12.18	7.83%	0.27%	3.53%	24%	$325
2015	$11.77	0.42	(0.07)	0.35	(0.42)	—	(0.42)	$11.70	2.97%	0.27%	3.53%	31%	$301
2014	$10.94	0.40	0.83	1.23	(0.40)	—	(0.40)	$11.77	11.42%	0.27%	3.52%	46%	$33
2013	$11.70	0.40	(0.76)	(0.36)	(0.40)	—	(0.40)	$10.94	(3.26)%	0.27%	3.39%	44%	$29
2012	$10.94	0.44	0.76	1.20	(0.44)	—	(0.44)	$11.70	11.14%	0.27%	3.85%	76%	$30

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$12.18	0.19	(0.68)	(0.49)	(0.19)	(0.05)	(0.24)	$11.45	(4.10)%	0.72%(4)	3.21%(4)	29%	$7,177
2016	$11.70	0.37	0.48	0.85	(0.37)	—	(0.37)	$12.18	7.35%	0.72%	3.08%	24%	$7,251
2015	$11.76	0.36	(0.06)	0.30	(0.36)	—	(0.36)	$11.70	2.60%	0.72%	3.08%	31%	$6,655
2014	$10.94	0.35	0.82	1.17	(0.35)	—	(0.35)	$11.76	10.83%	0.72%	3.07%	46%	$7,778
2013	$11.70	0.34	(0.76)	(0.42)	(0.34)	—	(0.34)	$10.94	(3.70)%	0.72%	2.94%	44%	$8,572
2012	$10.94	0.38	0.77	1.15	(0.39)	—	(0.39)	$11.70	10.64%	0.72%	3.40%	76%	$16,214
C Class
2017(3)	$12.18	0.14	(0.67)	(0.53)	(0.14)	(0.05)	(0.19)	$11.46	(4.37)%	1.47%(4)	2.46%(4)	29%	$5,654
2016	$11.70	0.28	0.48	0.76	(0.28)	—	(0.28)	$12.18	6.55%	1.47%	2.33%	24%	$6,831
2015	$11.76	0.28	(0.06)	0.22	(0.28)	—	(0.28)	$11.70	1.83%	1.47%	2.33%	31%	$7,066
2014	$10.94	0.26	0.82	1.08	(0.26)	—	(0.26)	$11.76	10.00%	1.47%	2.32%	46%	$7,104
2013	$11.70	0.26	(0.76)	(0.50)	(0.26)	—	(0.26)	$10.94	(4.41)%	1.47%	2.19%	44%	$7,471
2012	$10.94	0.30	0.76	1.06	(0.30)	—	(0.30)	$11.70	9.82%	1.47%	2.65%	76%	$11,321

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 28, 2017 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91772 1704

Semiannual Report

February 28, 2017

California Tax-Free Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Rocky November for Munis, Then a Modest Rebound

The six-month reporting period whipsawed the U.S. bond market, including municipal bonds (munis). Donald Trump’s victory in the 2016 U.S. presidential election—and his aggressive pro-business, pro-growth agenda—triggered “Trump Trade”/risk-on rallies in traditionally higher-risk markets such as commodities, U.S. small-cap and technology stocks, and high-yield corporate bonds, plus a corresponding global sell-off in government bonds and munis.

Muni price declines began in September as the bond market started to anticipate a year-end interest rate increase by the Federal Reserve (Fed). Munis were vulnerable because they had rallied for 14 straight months, which boosted valuations. The sell-off accelerated in November with Trump’s victory. His fiscal stimulus plans fueled inflation expectations that sent bond yields sharply higher, while his tax-cut proposals caused additional price declines for the tax-free muni market. From the end of August through November, the Bloomberg Barclays Municipal Bond Index declined -5.21%. Thereafter, the index rebounded +2.55% through February, not enough to fully offset earlier losses.

Long-maturity U.S. bond yields have been relatively range-bound since surging in November, but risks of higher interest rates and lower bond prices remain. The U.S. labor market is trending tighter, U.S. inflation pressures continue to build, and the Fed could raise its rate target as many as three or four times this year. Offsetting those factors are global economic conditions and political risks—both foreign and domestic—that could trigger more bouts of U.S. bond market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

February 28, 2017
Yields
7-Day Current Yield	0.27%
7-Day Effective Yield	0.27%

Portfolio at a Glance
Weighted Average Maturity	19 days
Weighted Average Life	44 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	88%
31-90 days	1%
91-180 days	11%
More than 180 days	—

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Expenses Paid During Period(1) 9/1/16 - 2/28/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,001.50	$2.48	0.50%
Hypothetical
Investor Class	$1,000	$1,022.32	$2.51	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

FEBRUARY 28, 2017 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 103.0%
California — 103.0%
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.74%, 3/2/17 (LOC: Bank of Stockton and FHLB)	$3,295,000	$3,295,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.74%, 3/2/17 (LOC: First Republic Bank and FHLB)	6,080,000	6,080,000
California Infrastructure & Economic Development Bank Rev., (All Sato Kreis Holding LLC), VRDN, 0.82%, 3/2/17 (LOC: Bank of the West)	600,000	600,000
California Infrastructure & Economic Development Bank Rev., (Bay Institute Aquarium Foundation), VRDN, 0.67%, 3/2/17 (LOC: Union Bank N.A. and FHLB)	2,520,000	2,520,000
California Infrastructure & Economic Development Bank Rev., (Catalina Island Museum), VRDN, 0.74%, 3/2/17 (LOC: Bank of the West)	630,000	630,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.68%, 3/2/17 (LOC: Rabobank N.A. and Rabobank Nederland)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.63%, 3/2/17 (LOC: Wells Fargo Bank N.A.)	600,000	600,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.56%, 3/1/17 (LOC: Union Bank N.A.)	235,000	235,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.56%, 3/1/17 (LOC: Union Bank N.A.)	2,395,000	2,395,000
California Infrastructure & Economic Development Bank Rev., (South Malt Avenue Corp.), VRDN, 0.65%, 3/2/17 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.74%, 3/2/17 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 0.67%, 3/2/17 (LOC: Pacific Capital Bank N.A. and FHLB)	4,450,000	4,450,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 0.74%, 3/2/17 (LOC: Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (Recology, Inc.), VRDN, 0.64%, 3/2/17 (LOC: Bank of America N.A.)	1,300,000	1,300,000
California Statewide Communities Development Authority COP, VRDN, 0.66%, 3/1/17 (LOC: Union Bank N.A.)	770,000	770,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.63%, 3/1/17	3,595,000	3,595,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.63%, 3/1/17	4,300,000	4,300,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 0.63%, 3/2/17 (LOC: Wells Fargo Bank N.A.)	1,800,000	1,800,000
Eastern Municipal Water District Rev., VRN, 0.66%, 3/2/17	7,575,000	7,575,000
Eastern Municipal Water District Rev., VRN, 0.73%, 3/2/17	5,000,000	5,000,000
Eastern Municipal Water District Rev., VRN, 0.81%, 3/2/17	5,500,000	5,500,000
Hesperia Public Financing Authority Rev., VRDN, 0.90%, 3/1/17 (LOC: Bank of the West)	605,000	605,000

6

	Principal Amount	Value
Irvine Ranch Water District Special Assessment, VRN, 0.71%, 3/2/17	$5,000,000	$5,000,000
Irvine Ranch Water District Special Assessment, VRN, 0.72%, 3/2/17	2,900,000	2,900,000
Los Angeles GO, 3.00%, 6/29/17	1,500,000	1,511,360
Los Angeles County GO, 3.00%, 6/30/17	3,000,000	3,023,017
Metropolitan Water District of Southern California Rev., VRN, 0.76%, 3/2/17	3,200,000	3,200,000
Metropolitan Water District of Southern California Rev., VRN, 0.80%, 3/2/17	2,000,000	2,000,000
Metropolitan Water District of Southern California Rev., VRN, 0.80%, 3/2/17	2,300,000	2,300,000
Monterey Peninsula Water Management District COP, VRDN, 0.65%, 3/2/17 (LOC: Wells Fargo Bank N.A.)	2,370,000	2,370,000
Municipal Improvement Corp. Lease, 0.69%, 3/21/17	2,500,000	2,500,000
Pasadena COP, VRDN, 0.63%, 3/2/17 (LOC: Bank of America N.A.)	1,550,000	1,550,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 0.72%, 3/2/17 (LOC: Bank of the Sierra and FHLB)	6,480,000	6,480,000
Riverside County GO, 3.00%, 6/30/17	4,000,000	4,030,543
San Bernardino County Flood Control District Rev., VRDN, 0.67%, 3/2/17 (LOC: Bank of America N.A.)	3,000,000	3,000,000
San County Bernardino GO, 2.00%, 6/30/17	5,000,000	5,022,222
San Diego County Water Authority Financing Corp., 0.74%, 3/21/17	5,000,000	5,000,000
San Diego Unified School District GO, 2.00%, 6/30/17	3,000,000	3,014,027
San Francisco City & County Airport Comm-San Francisco International Airport Rev., VRDN, 0.62%, 3/1/17 (LOC: Wells Fargo Bank N.A.)	5,000,000	5,000,000
San Francisco City & County Public Utilities Commission, 0.72%, 4/5/17	2,000,000	2,000,000
San Francisco Municipal Transportation Agency, 0.74%, 3/16/17	4,000,000	4,000,000
Santa Clara County Housing Authority Rev., (SR Fountains LP), VRDN, 0.70%, 3/2/17 (LOC: Citibank N.A.)	930,000	930,000
Sonoma County Junior College District GO, 3.00%, 8/1/17	1,000,000	1,008,760
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.76%, 3/2/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.72%, 3/2/17 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.73%, 3/2/17 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.76%, 3/2/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.79%, 3/2/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Town of Apple Valley COP, VRDN, 0.74%, 3/2/17 (LOC: Union Bank N.A.)	1,125,000	1,125,000
Town of Hillsborough COP, VRDN, 0.66%, 3/2/17 (SBBPA: Bank of the West)	3,880,000	3,880,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.19%, 3/2/17 (LOC: BNP Paribas)	14,015,000	14,015,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 0.81%, 3/2/17 (LOC: Bank of the West)	6,740,000	6,740,000
TOTAL INVESTMENT SECURITIES — 103.0%		176,119,929
OTHER ASSETS AND LIABILITIES — (3.0)%		(5,101,494)
TOTAL NET ASSETS — 100.0%		$171,018,435

7

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,340,000, which represented 13.6% of total net assets.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

FEBRUARY 28, 2017 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$176,119,929
Cash	849,861
Receivable for investments sold	1,150,000
Receivable for capital shares sold	146,143
Interest receivable	396,017
178,661,950

Liabilities
Payable for investments purchased	7,575,000
Payable for capital shares redeemed	3,683
Accrued management fees	64,301
Dividends payable	531
7,643,515

Net Assets	$171,018,435

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	171,018,429

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$171,018,435

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$640,658

Expenses:
Management fees	405,363
Trustees' fees and expenses	4,818
Other expenses	56
410,237

Net investment income (loss)	230,421

Net realized gain (loss) on investment transactions	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$230,421

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2017 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2016
Increase (Decrease) in Net Assets	February 28, 2017	August 31, 2016
Operations
Net investment income (loss)	$230,421	$36,821
Net realized gain (loss)	—	24,575
Net increase (decrease) in net assets resulting from operations	230,421	61,396

Distributions to Shareholders
From net investment income	(230,421)	(36,821)
From net realized gains	(24,559)	(720)
Decrease in net assets from distributions	(254,980)	(37,541)

Capital Share Transactions
Proceeds from shares sold	33,278,615	47,343,902
Proceeds from reinvestment of distributions	250,341	36,856
Payments for shares redeemed	(32,126,067)	(77,408,015)
Net increase (decrease) in net assets from capital share transactions	1,402,889	(30,027,257)

Net increase (decrease) in net assets	1,378,330	(30,003,402)

Net Assets
Beginning of period	169,640,105	199,643,507
End of period	$171,018,435	$169,640,105

Transactions in Shares of the Fund
Sold	33,278,615	47,343,902
Issued in reinvestment of distributions	250,341	36,856
Redeemed	(32,126,067)	(77,408,015)
Net increase (decrease) in shares of the fund	1,402,889	(30,027,257)

See Notes to Financial Statements.

11

Notes to Financial Statements

FEBRUARY 28, 2017 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

12

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the six months ended February 28, 2017 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $13,410,000 and $18,900,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

13

7. Recently Issued Accounting Guidance
In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2017(2)	$1.00	—(3)	—	—(3)	—(3)	—(3)	—(3)	$1.00	0.15%	0.50%(4)	0.50%(4)	0.28%(4)	0.28%(4)	$171,018
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.29%	0.50%	0.02%	(0.19)%	$169,640
2015	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.13%	0.50%	0.01%	(0.36)%	$199,644
2014	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.16%	0.50%	0.01%	(0.33)%	$221,042
2013	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.28%	0.50%	0.01%	(0.21)%	$241,081
2012	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$263,397

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended February 28, 2017 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91774 1704

Semiannual Report

February 28, 2017

California Intermediate-Term Tax-Free Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Rocky November for Munis, Then a Modest Rebound

The six-month reporting period whipsawed the U.S. bond market, including municipal bonds (munis). Donald Trump’s victory in the 2016 U.S. presidential election—and his aggressive pro-business, pro-growth agenda—triggered “Trump Trade”/risk-on rallies in traditionally higher-risk markets such as commodities, U.S. small-cap and technology stocks, and high-yield corporate bonds, plus a corresponding global sell-off in government bonds and munis.

Muni price declines began in September as the bond market started to anticipate a year-end interest rate increase by the Federal Reserve (Fed). Munis were vulnerable because they had rallied for 14 straight months, which boosted valuations. The sell-off accelerated in November with Trump’s victory. His fiscal stimulus plans fueled inflation expectations that sent bond yields sharply higher, while his tax-cut proposals caused additional price declines for the tax-free muni market. From the end of August through November, the Bloomberg Barclays Municipal Bond Index declined -5.21%. Thereafter, the index rebounded +2.55% through February, not enough to fully offset earlier losses.

Long-maturity U.S. bond yields have been relatively range-bound since surging in November, but risks of higher interest rates and lower bond prices remain. The U.S. labor market is trending tighter, U.S. inflation pressures continue to build, and the Fed could raise its rate target as many as three or four times this year. Offsetting those factors are global economic conditions and political risks—both foreign and domestic—that could trigger more bouts of U.S. bond market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

February 28, 2017
Portfolio at a Glance
Weighted Average Maturity	9.1 years
Average Duration (Modified)	4.6 years

Top Five Sectors	% of fund investments
Hospital	12%
General Obligation (GO) - Local	11%
General Obligation (GO) - State	9%
Lease Revenue	9%
Public Power	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.2%
Other Assets and Liabilities	(0.2)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Expenses Paid During Period(1) 9/1/16 - 2/28/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$970.80	$2.30	0.47%
Institutional Class	$1,000	$971.80	$1.32	0.27%
A Class	$1,000	$969.60	$3.52	0.72%
C Class	$1,000	$966.80	$7.17	1.47%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.36	0.47%
Institutional Class	$1,000	$1,023.46	$1.35	0.27%
A Class	$1,000	$1,021.22	$3.61	0.72%
C Class	$1,000	$1,017.51	$7.35	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

FEBRUARY 28, 2017 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.2%
California — 100.1%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,176,510
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,014,250
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	526,100
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	2,500,000	2,886,825
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,626,392
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,387,093
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,141,880
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	2,000,000	2,331,800
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/25	500,000	583,265
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/35 (NATL)(1)	9,000,000	4,167,000
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	3,000,000	3,320,070
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	500,000	551,640
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	1,500,000	1,832,295
Anaheim Public Financing Authority Rev., 5.00%, 10/1/23	1,200,000	1,409,484
Anaheim Public Financing Authority Rev., 5.00%, 10/1/24	2,275,000	2,651,672
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,176,440
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,268,641
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,433,437
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,525,036
Anaheim Public Financing Authority Rev., 5.375%, 10/1/36	700,000	790,237
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,717,059
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	2,000,000	2,206,140
Bay Area Toll Authority Rev., 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,008,180
Bay Area Toll Authority Rev., 5.00%, 4/1/24	1,500,000	1,749,825
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	4,077,360
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	8,339,701
Bay Area Toll Authority Rev., 2.00%, 4/1/34	2,000,000	2,031,680
Bay Area Toll Authority Rev., 5.00%, 4/1/43	5,610,000	6,273,326
Bay Area Toll Authority Rev., 5.00%, 10/1/54	5,000,000	5,499,550
Bay Area Toll Authority Rev., VRDN, 1.34%, 3/2/17	1,000,000	999,970
Bay Area Toll Authority Rev., VRDN, 1.74%, 3/2/17	2,500,000	2,499,725
Bay Area Toll Authority Rev., VRDN, 1.89%, 3/2/17	3,500,000	3,510,780
Bay Area Toll Authority Rev., VRDN, 1.50%, 4/2/18	3,000,000	3,010,860
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	3,000,000	3,044,550
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	849,173
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,088,286

	Principal Amount	Value
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	$1,455,000	$1,611,005
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/19(3)	200,000	215,086
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/20(3)	250,000	276,280
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/21(3)	350,000	395,945
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25(3)	800,000	932,816
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27(3)	300,000	352,632
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28(3)	800,000	930,880
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,477,353
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/24	2,100,000	2,255,673
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18, Prerefunded at 100% of Par(2)	655,000	685,130
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	523,000
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/18, Prerefunded at 100% of Par(2)	1,875,000	1,966,350
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	45,000	47,061
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	125,000	130,665
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/27	275,000	321,035
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/28	250,000	289,575
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/29	360,000	348,055
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/30	365,000	349,969
California Educational Facilities Authority Rev., (University of Redlands), 3.125%, 10/1/31	295,000	283,418
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/32	600,000	682,566
California Educational Facilities Authority Rev., (University of Redlands), 3.25%, 10/1/33	355,000	338,134
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/36	250,000	279,598
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21	750,000	862,080
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/18, Prerefunded at 100% of Par(2)	2,950,000	3,146,027
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,299,144
California Educational Facilities Authority Rev., (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,025,490
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,000,000	1,134,560
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/21	800,000	873,512
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/23	1,500,000	1,653,465

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/25	$1,000,000	$1,095,610
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/26	1,500,000	1,630,860
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/39	2,415,000	2,411,474
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,058,820
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,539,760
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,557,597
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,738,274
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,591,690
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,135,500
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/31	2,700,000	3,145,014
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.25%, 11/1/29 (GA: Children's Healthcare of California)	5,000,000	5,617,750
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.00%, 7/1/18(2)	3,000,000	3,168,600
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,688,693
California Health Facilities Financing Authority Rev., (Northern California Retired Officers Community), 5.70%, 12/1/18, Prerefunded at 100% of Par (Ambac California Mortgage Insurance)(2)	1,455,000	1,576,492
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.25%, 10/1/18, Prerefunded at 100% of Par(2)	3,250,000	3,526,022
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	43,565
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,085,000	2,270,815
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 7/1/29	1,500,000	1,628,295
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	890,000	993,694
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	1,000,000	1,085,580
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 5.00%, 10/18/22	7,000,000	8,052,520
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 10/1/17	1,400,000	1,434,874
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,000,000	2,233,660
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.50%, 8/15/17	1,000,000	1,022,690
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/18	1,305,000	1,382,935
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/21	300,000	346,758

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	$1,650,000	$1,912,498
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	3,335,000	3,539,902
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	200,000	234,674
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/23	600,000	709,194
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/28	465,000	542,330
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	1,000,000	1,157,200
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,011,135
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,714,875
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/42	1,000,000	1,138,970
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/52	3,650,000	3,946,599
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,190,931
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,414,031
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,166,930
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,593,337
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	1,000,000	1,135,670
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	1,250,000	1,264,563
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	929,096
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,440,037
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	911,112
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.64%, 3/2/17	4,375,000	4,375,175
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRDN, 0.92%, 3/2/17	5,000,000	4,999,850
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRDN, 0.92%, 3/2/17	2,750,000	2,750,000
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.30%, 3/2/17	3,000,000	3,019,470
California Infrastructure & Economic Development Bank Rev., (Sanford Consortium for Regenerative Medicine), 5.00%, 5/15/21	460,000	528,098
California Infrastructure & Economic Development Bank Rev., (Scripps Research Institute), 4.00%, 7/1/29	1,480,000	1,595,396
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 7/1/26	8,000,000	9,366,000

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/22	$3,735,000	$4,166,430
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/20 (GA: Walt & Lilly Disney Foundation)	400,000	430,652
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/21 (GA: Walt & Lilly Disney Foundation)	175,000	191,741
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/22 (GA: Walt & Lilly Disney Foundation)	150,000	173,262
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/24 (GA: Walt & Lilly Disney Foundation)	215,000	253,479
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/26 (GA: Walt & Lilly Disney Foundation)	750,000	897,975
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/27 (GA: Walt & Lilly Disney Foundation)	1,000,000	1,182,530
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/29 (GA: Walt & Lilly Disney Foundation)	700,000	815,689
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/31 (GA: Walt & Lilly Disney Foundation)	570,000	655,779
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/33 (GA: Walt & Lilly Disney Foundation)	615,000	641,740
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/34 (GA: Walt & Lilly Disney Foundation)	500,000	519,400
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/35 (GA: Walt & Lilly Disney Foundation)	500,000	517,460
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,273,077
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/18	605,000	632,891
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.49%, 3/1/17 (GA: Chevron Corp.)	3,600,000	3,600,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.49%, 3/1/17 (GA: Chevron Corp.)	30,100,000	30,100,000
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,137,960
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	596,950
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,225,781
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	619,060
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,243,840
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	827,213
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,145,050
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,116,500

	Principal Amount	Value
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	$1,000,000	$1,137,260
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	4,000,000	4,303,000
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	649,903
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,953,002
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/33	2,250,000	2,520,337
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	1,000,000	1,135,660
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,149,328
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,007,360
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,024,850
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,715,280
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,065,310
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	3,000,000	3,255,600
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/17	2,290,000	2,311,228
California Pollution Control Financing Authority Rev., (Pacific Gas & Electric Co.), VRDN, 0.54%, 3/1/17 (LOC: TD Bank N.A.)	1,700,000	1,700,000
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,071,790
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/19(4)	1,025,000	1,027,983
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(4)	1,115,000	1,112,592
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	5,000,000	5,022,650
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,000,000	1,038,600
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	500,000	504,495
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	1,000,000	1,002,130
California State Public Works Board Rev., 4.00%, 11/1/17	1,250,000	1,277,738
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	2,435,000	2,701,632
California State Public Works Board Rev., 6.375%, 11/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,851,125
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,431,220
California State Public Works Board Rev., 5.00%, 4/1/22	2,100,000	2,441,397
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,184,370
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,295,360
California State Public Works Board Rev., 5.00%, 11/1/23	1,500,000	1,778,790
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	2,060,640
California State Public Works Board Rev., 5.00%, 9/1/25	5,000,000	5,910,900
California State Public Works Board Rev., 5.25%, 12/1/26	2,000,000	2,284,940

	Principal Amount	Value
California State Public Works Board Rev., 6.00%, 4/1/27	$2,130,000	$2,334,267
California State Public Works Board Rev., 5.00%, 5/1/27	5,000,000	5,871,850
California State Public Works Board Rev., 5.00%, 4/1/37	4,545,000	5,050,495
California State Public Works Board Rev., 5.00%, 11/1/38	2,400,000	2,692,944
California State University Rev., 5.00%, 11/1/18	1,800,000	1,925,388
California State University Rev., 5.00%, 11/1/19	1,000,000	1,105,010
California State University Rev., 5.00%, 11/1/20	1,250,000	1,421,187
California State University Rev., 5.00%, 11/1/21	1,000,000	1,164,120
California State University Rev., 5.00%, 11/1/24	5,000,000	5,713,300
California State University Rev., 5.00%, 11/1/28(3)	2,000,000	2,433,480
California State University Rev., 5.00%, 11/1/30(3)	3,000,000	3,585,090
California State University Rev., 5.00%, 11/1/31(3)	2,000,000	2,378,380
California State University Rev., 5.00%, 11/1/32	1,750,000	2,023,332
California State University Rev., VRDN, 4.00%, 11/1/23	4,000,000	4,472,560
California Statewide Communities Development Authority Rev., 5.20%, 3/31/17, Prerefunded at 100% of Par (AGM)(2)	300,000	301,146
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/23	1,190,000	1,387,183
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/24	800,000	940,880
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/25	750,000	889,133
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,195,810
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,886,106
California Statewide Communities Development Authority Rev., (California Baptist University), 5.30%, 11/1/18	1,110,000	1,145,143
California Statewide Communities Development Authority Rev., (California Baptist University), 5.40%, 11/1/27	1,000,000	1,027,180
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,364,270
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,255,120
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,137,990
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	1,000,000	1,130,800
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,407,837
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,175,943
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	548,022
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	696,042
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	876,405
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	922,360

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	$885,000	$1,010,228
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,126,731
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/17	815,000	838,113
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/18	200,000	209,674
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	548,439
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/19	200,000	214,238
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/20	100,000	112,644
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/21	150,000	165,933
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/22	125,000	146,643
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/23	150,000	177,930
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/24	200,000	237,758
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	3,000,000	3,151,020
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/17, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	1,000,000	1,025,580
California Statewide Communities Development Authority Rev., (Hospital Committee for the Livermore-Pleasanton Areas), 4.80%, 7/15/17(2)	625,000	635,038
California Statewide Communities Development Authority Rev., (Hospital Committee for the Livermore-Pleasanton Areas), 5.00%, 7/15/17, Prerefunded at 100% of Par(2)	2,460,000	2,500,885
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,419,621
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/19	1,450,000	1,568,653
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	9,154,404
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 5/1/17	5,000,000	5,037,750
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/17(4)	500,000	502,280
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(4)	4,220,000	4,289,250
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	3,000,000	2,940,690
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	3,500,000	3,671,640
California Statewide Communities Development Authority Rev., (Los Angeles Jewish Home for the Aging Obligated Group), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	3,900,000	3,905,265
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), 5.00%, 8/15/28	860,000	1,057,009

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/21	$300,000	$337,812
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/22	225,000	255,593
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/23	400,000	455,396
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,133,050
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	675,246
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	967,275
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	1,775,000	1,783,289
California Statewide Communities Development Authority Rev., (St. Joseph Health System), 5.125%, 7/1/18, Prerefunded at 100% of Par (NATL)(2)	2,000,000	2,115,740
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	1,570,000	1,744,992
Carson Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 10/1/17	675,000	687,413
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	315,000	344,264
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,589,656
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,389,104
Chula Vista Rev., (San Diego Gas & Electric Co.), 1.65%, 7/1/18	8,165,000	8,170,960
City & County of San Francisco COP, 5.00%, 4/1/17	2,440,000	2,449,931
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	3,221,535
City & County of San Francisco COP, 5.00%, 4/1/29	1,170,000	1,258,908
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,230,000
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	4,902,725
Corcoran Joint Unified School District COP, VRDN, 2.70%, 12/1/21 (AGM)	4,500,000	4,514,445
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,327,607
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,395,436
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,618,897
Eastern Municipal Water District COP, 5.00%, 7/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,055,790
Fontana Special Tax, 4.00%, 9/1/18	740,000	768,009
Fontana Special Tax, 4.00%, 9/1/19	390,000	412,425
Fontana Special Tax, 5.00%, 9/1/20	545,000	602,072
Fontana Special Tax, 5.00%, 9/1/22	520,000	590,132
Fontana Special Tax, 5.00%, 9/1/24	575,000	654,546
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(5)	1,600,000	1,303,120
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,000,000	3,523,500
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	4,820,000	1,468,750
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	3,000,000	3,436,590
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/18	3,750,000	3,800,175

	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/20	$5,000,000	$5,348,800
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	2,750,000	3,151,087
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	583,510
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	590,755
Golden State Tobacco Securitization Corp. Rev., 3.00%, 6/1/17	1,000,000	1,006,170
Golden State Tobacco Securitization Corp. Rev., 4.00%, 6/1/18	2,885,000	2,997,861
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,087,240
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,117,700
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	3,000,000	3,433,290
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,144,430
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,555,120
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	2,520,000	2,539,177
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,554,134
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,131,070
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	1,250,000	1,250,025
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	2,840,000	2,839,830
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	891,540
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,750,000	1,935,622
Hemet Unified School District COP, 4.00%, 10/1/30 (AGM)	1,260,000	1,335,713
Hemet Unified School District COP, 4.00%, 10/1/31 (AGM)	1,435,000	1,514,556
Hemet Unified School District COP, 4.00%, 10/1/32 (AGM)	1,365,000	1,429,237
Hemet Unified School District COP, 4.00%, 10/1/33 (AGM)	2,810,000	2,925,884
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,552,220
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,241,502
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,175,000	1,282,936
Irvine Special Assessment, 4.00%, 9/2/17	360,000	365,764
Irvine Special Assessment, 4.00%, 9/2/17	850,000	863,150
Irvine Special Assessment, 4.00%, 9/2/18	875,000	911,208
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,465,791
Irvine Special Assessment, 4.00%, 9/2/19	1,400,000	1,488,984
Irvine Special Assessment, 5.00%, 9/2/26	500,000	590,215
Irvine Special Assessment, VRDN, 0.54%, 3/1/17 (LOC: U.S. Bank N.A.)	3,500,000	3,500,000
Irvine Special Assessment, VRDN, 0.54%, 3/1/17 (LOC: U.S. Bank N.A.)	1,800,000	1,800,000
Irvine Special Assessment, VRDN, 0.54%, 3/1/17 (LOC: State Street Bank & Trust Co.)	3,500,000	3,500,000
Irvine Special Tax, 4.00%, 9/1/26	385,000	404,593
Irvine Special Tax, 4.00%, 9/1/28	1,275,000	1,318,172
Irvine Special Tax, 4.00%, 9/1/30	525,000	534,429
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,058,320
Irvine Unified School District Special Tax, 5.00%, 9/1/17, Prerefunded at 100% of Par(2)	450,000	477,738
Irvine Unified School District Special Tax, 5.00%, 9/1/20	295,000	295,109
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,200,000	1,232,508

	Principal Amount	Value
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	$625,000	$726,731
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	796,722
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,160,020
Kaweah Delta Health Care District Rev., 4.00%, 6/1/45	3,220,000	3,209,020
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,254,156
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,167,756
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,846,917
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	698,579
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	349,738
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	252,704
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/20 (AGM)	155,000	173,908
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/25 (AGM)	375,000	448,388
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/26 (AGM)	335,000	403,920
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/27 (AGM)	485,000	577,679
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/28 (AGM)	300,000	354,471
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/29 (AGM)	330,000	387,060
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/32 (AGM)	500,000	575,795
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/33 (AGM)	780,000	892,757
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/39 (AGM)	1,355,000	1,526,218
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,215,000	1,403,604
Long Beach Harbor Rev., 5.00%, 11/15/18	5,000,000	5,352,950
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	736,899
Long Beach Marina System Rev., 5.00%, 5/15/24	250,000	284,803
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	569,980
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	901,664
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	671,070
Long Beach Marina System Rev., 5.00%, 5/15/40	2,500,000	2,691,550
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(5)	2,100,000	1,761,585
Los Angeles Community College District GO, 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL)(2)	2,000,000	2,037,480
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,607,901
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,358,476
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,154,970
Los Angeles County COP, 5.00%, 3/1/23	1,955,000	2,288,582
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,379,650
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,860,211
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/31	1,000,000	1,047,880

	Principal Amount	Value
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(1)	$1,500,000	$1,429,545
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	160,000	160,266
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,382,889
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,224,097
Los Angeles County Sanitation Districts Financing Authority Rev., 4.00%, 10/1/42	4,000,000	4,079,840
Los Angeles Department of Airports Rev., 5.00%, 5/15/18	750,000	788,280
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,403,371
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,794,135
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,518,106
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	3,000,000	3,319,290
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,738,020
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/18	780,000	824,054
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,000,000	1,156,200
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,300,000	1,530,464
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	6,470,000	7,576,370
Los Angeles Department of Water & Power Rev., 5.25%, 7/1/32	3,535,000	3,737,131
Los Angeles Department of Water & Power Rev., 5.25%, 7/1/38	5,000,000	5,283,150
Los Angeles Department of Water & Power Rev., VRDN, 0.46%, 3/1/17 (SBBPA: Citibank N.A.)	1,500,000	1,500,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,938,561
Los Angeles Unified School District GO, 4.00%, 7/1/17	1,000,000	1,011,650
Los Angeles Unified School District GO, 5.00%, 7/1/17, Prerefunded at 100% of Par (AGM)(2)	2,000,000	2,030,260
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,565,000	2,708,460
Los Angeles Unified School District GO, 5.00%, 7/1/18	6,665,000	7,037,773
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,467,040
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	6,044,100
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,909,818
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,244,990
Los Angeles Unified School District GO, 5.25%, 7/1/26	3,000,000	3,385,200
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,250,645
Los Angeles Unified School District GO, 5.00%, 7/1/29	4,000,000	4,342,160
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,351,766
Los Angeles Wastewater System Rev., 5.75%, 6/1/34	1,325,000	1,455,632
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,000,000	6,942,250
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,000,000	1,359,330
Menlo Park Community Development Agency Successor Agency Tax Allocation, 3.00%, 10/1/17	650,000	659,003
Menlo Park Community Development Agency Successor Agency Tax Allocation, 4.00%, 10/1/18	885,000	928,321
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	459,921
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	365,352

	Principal Amount	Value
Metropolitan Water District of Southern California Rev., VRDN, 1.02%, 3/2/17	$9,935,000	$9,939,669
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,764,727
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,391,223
Mount San Antonio Community College District GO, 5.00%, 8/1/34	2,000,000	2,267,100
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,432,330
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/36	3,310,000	3,368,421
Murrieta Financing Authority Special Tax, 5.00%, 9/1/17	1,000,000	1,019,020
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,348,920
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,077,901
Newark Unified School District GO, 5.00%, 8/1/44	6,030,000	6,784,534
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,210,660
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,076,900
Northern California Power Agency Rev., 5.00%, 8/1/19	2,000,000	2,170,300
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,674,514
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,261,929
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,715,842
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	2,010,400
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,292,140
Northern California Transmission Agency Rev., 5.00%, 5/1/21	800,000	916,512
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,192,060
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,183,720
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,182,036
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/18	3,345,000	3,467,996
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,535,402
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,418,976
Oakland State Building Authority Rev., 5.00%, 12/1/19	2,445,000	2,691,823
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/20	1,670,000	1,884,495
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	610,000	705,740
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	500,000	589,255
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	750,000	853,965
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/23	1,400,000	1,672,776
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	791,590
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/32	2,150,000	2,520,939
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	1,410,000	1,690,618
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/40	950,000	1,072,389
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	311,567
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	302,280
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	317,574
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	63,511
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,230,580
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,197,513

	Principal Amount	Value
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	$2,000,000	$2,207,260
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,439,913
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,791,815
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,344,200
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,310,104
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,744,386
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,000,000	1,128,140
Oxnard School District GO, 3.00%, 8/1/20 (AGM)(5)	2,800,000	2,820,104
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/28 (BAM)	800,000	934,040
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	403,876
Palm Springs Financing Authority Rev., 5.00%, 6/1/23	1,230,000	1,410,798
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,536,527
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,429,825
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,415,451
Palomar Health COP, 5.25%, 11/1/21	755,000	796,631
Palomar Health COP, 6.00%, 11/1/41	1,120,000	1,219,456
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL)(1)	3,615,000	3,548,737
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/19 (AGC)(5)	1,660,000	1,902,476
Palomar Health Rev., 5.00%, 11/1/21	3,625,000	3,965,895
Palomar Health Rev., 5.00%, 11/1/24	2,375,000	2,643,280
Palomar Health Rev., 5.00%, 11/1/27	4,100,000	4,540,504
Palomar Health Rev., 5.00%, 11/1/29	4,585,000	4,980,273
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,123,635
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,527,904
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,475,200
Pomona Public Financing Authority Rev., 4.00%, 6/1/24 (AGM)	225,000	251,453
Pomona Public Financing Authority Rev., 4.00%, 6/1/25 (AGM)	275,000	307,307
Pomona Public Financing Authority Rev., 4.00%, 6/1/26 (AGM)	275,000	307,274
Pomona Public Financing Authority Rev., 4.00%, 6/1/27 (AGM)	250,000	275,618
Pomona Public Financing Authority Rev., 4.00%, 6/1/28 (AGM)	275,000	299,747
Pomona Public Financing Authority Rev., 4.00%, 6/1/29 (AGM)	275,000	297,099
Port of Oakland Rev., 5.00%, 11/1/17 (NATL)	2,375,000	2,441,880
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	2,500,000	2,862,850
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,780,000	984,398
Poway Unified School District Special Tax, 5.00%, 9/15/17, Prerefunded at 100% of Par (Ambac)(2)	1,150,000	1,177,393
Poway Unified School District Special Tax, 5.00%, 9/15/17, Prerefunded at 100% of Par (Ambac)(2)	1,205,000	1,233,703
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/17	670,000	676,311
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,655,000	1,847,228

	Principal Amount	Value
Rancho Mirage Joint Powers Financing Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/21	$1,000,000	$1,012,310
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(2)	790,000	920,500
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(2)	1,300,000	1,521,832
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(2)	1,410,000	1,658,287
Rancho Water District Community Facilities District No. 89-5 Special Tax, VRDN, 0.60%, 3/1/17 (LOC: Wells Fargo Bank N.A.)	300,000	300,000
Redding Electric System Rev., 5.00%, 6/1/28(3)	1,000,000	1,190,960
Redding Electric System Rev., 5.00%, 6/1/29(3)	1,250,000	1,481,387
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	794,150
Riverside County Asset Leasing Corp. Rev., 5.00%, 11/1/43	1,000,000	1,100,430
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/40	935,000	1,079,738
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	602,480
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	541,720
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	1,335,000	1,543,901
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,950,360
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,061,334
Riverside Water Rev., VRDN, 1.27%, 3/2/17	6,000,000	6,000,240
Roseville Water Utility Rev. COP, 5.00%, 12/1/26	1,690,000	2,031,701
Roseville Water Utility Rev. COP, 5.00%, 12/1/27	2,250,000	2,681,280
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	1,760,000	1,911,008
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,112,950
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,115,900
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,115,210
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,176,850
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.15%, 3/1/17 (NATL)	2,500,000	2,147,225
Sacramento Municipal Utility District Rev., 5.70%, 7/1/17 (Ambac)	3,105,000	3,159,151
Sacramento Municipal Utility District Rev., 4.00%, 7/1/18	6,000,000	6,255,660
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,547,200
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,742,280
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,807,600
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	3,150,000	3,908,047
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,492,020
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/18	2,000,000	2,098,420
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	970,000	1,096,857
Sacramento Regional Transit District Rev., 4.00%, 3/1/17(2)	1,000,000	1,000,290
Sacramento Regional Transit District Rev., 5.00%, 3/1/18(2)	250,000	260,680
Salinas Union High School District GO, 0.00%, 8/1/20(1)	5,000,000	4,695,850
San Bernardino Community College District GO, 5.25%, 8/1/18	350,000	371,781
San Bernardino Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	320,010

	Principal Amount	Value
San Bernardino Community College District GO, 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	$8,000,000	$8,618,480
San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/19(5)	9,840,000	10,499,083
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 3.00%, 12/1/18 (AGM)	1,725,000	1,785,220
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,865,035
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,298,206
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,703,231
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,752,411
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,529,630
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,482,000
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,200,000	1,400,040
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,514,080
San Diego Convention Center Expansion Financing Authority Rev., 4.00%, 4/15/17	1,250,000	1,255,513
San Diego Convention Center Expansion Financing Authority Rev., 4.00%, 4/15/18	1,160,000	1,200,635
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	300,000	306,309
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/18	300,000	318,858
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	328,140
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,760,521
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	450,000	501,647
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/18	300,000	312,618
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/19	400,000	426,740
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/19	1,290,000	1,400,643
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,237,720
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	822,113
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/40	740,000	811,151
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,851,493
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/25	5,250,000	6,375,022
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/26	2,390,000	2,875,624
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/27	3,485,000	4,173,950
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	3,970,000	4,400,785
San Diego Public Facilities Financing Authority Tax Allocation, 5.125%, 10/1/17, Prerefunded at 100% of Par (AGC)(2)	1,230,000	1,262,447
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	3,680,000	4,005,754

	Principal Amount	Value
San Diego Public Facilities Financing Authority Sewer Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(2)	$3,400,000	$3,842,612
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/28	10,000,000	12,091,800
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,059,920
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/21	2,000,000	2,313,900
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/24	2,000,000	2,321,220
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,180,500
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,197,730
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	292,173
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	852,165
San Diego Unified School District GO, 5.00%, 7/1/28	5,000,000	5,944,100
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/36(1)	7,895,000	3,560,408
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,793,205
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/17 (AGC)	3,375,000	3,401,156
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/18 (AGC)	2,000,000	2,097,380
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/19	1,500,000	1,626,390
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	980,000	1,128,196
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	1,210,000	1,392,976
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,170,570
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/23	1,500,000	1,781,280
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.25%, 5/1/23	3,500,000	3,806,040
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/24	1,625,000	1,774,337
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/24	3,045,000	3,499,649
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,446,587
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,769,007
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,818,250
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/17(2)	465,000	473,635
San Francisco City & County Redevelopment Agency Tax Allocation, 5.50%, 8/1/18(2)	485,000	517,194
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/19(2)	510,000	571,175
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/20(2)	515,000	597,822

	Principal Amount	Value
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/21	$460,000	$525,348
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/26	425,000	490,467
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/27	550,000	629,052
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/28	370,000	419,732
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	1,000,000	1,099,370
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	2,780,000	3,116,408
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,220,150
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/35	1,415,000	1,583,909
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	9,000,000	9,784,080
San Jose Airport Rev., 5.00%, 3/1/27	1,295,000	1,491,037
San Jose Airport Rev., 5.00%, 3/1/28	1,500,000	1,719,990
San Jose Airport Rev., 5.00%, 3/1/30	1,750,000	1,987,107
San Jose Airport Rev., 5.00%, 3/1/31	1,000,000	1,132,320
San Jose Unified School District GO, 5.00%, 8/1/17	1,160,000	1,181,843
San Jose Unified School District GO, 5.00%, 8/1/17	900,000	916,947
San Jose Unified School District GO, 5.00%, 8/1/18	2,100,000	2,225,979
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,097,310
San Mateo Special Tax, 5.875%, 9/1/32	690,000	758,579
San Mateo County Transit District Rev., 5.25%, 6/1/18 (NATL)(2)	2,680,000	2,831,072
San Mateo Joint Powers Financing Authority Rev., 5.00%, 6/15/17	860,000	871,343
San Mateo Joint Powers Financing Authority Rev., 5.00%, 6/15/18	1,000,000	1,054,320
Santa Clara Electric Rev., 5.00%, 7/1/30	1,000,000	1,115,540
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,478,720
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	600,000	666,432
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	600,000	697,434
Santa Monica-Malibu Unified School District GO, 5.00%, 7/1/17	3,375,000	3,426,772
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	5,746,580
Silicon Valley Clean Water Rev., 5.00%, 8/1/40	2,340,000	2,676,703
Simi Valley Unified School District GO, 5.00%, 8/1/26(3)	1,990,000	2,432,656
Simi Valley Unified School District GO, 5.00%, 8/1/27(3)	1,500,000	1,849,530
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,176,120
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,659,062
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,291,312
South Orange County Public Financing Authority Rev., 4.25%, 6/1/17	2,000,000	2,018,940
South Orange County Public Financing Authority Rev., 4.50%, 6/1/18	2,700,000	2,823,984
South Placer Wastewater Authority Rev., VRN, 0.97%, 3/2/17	4,400,000	4,399,076
Southern California Public Power Authority Rev., 5.00%, 7/1/18	1,880,000	1,985,148

	Principal Amount	Value
Southern California Public Power Authority Rev., 5.00%, 7/1/18	$2,000,000	$2,111,860
Southern California Public Power Authority Rev., 6.00%, 7/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,139,040
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,506,200
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	3,210,261
Southern California Public Power Authority Rev., 5.00%, 7/1/22	2,875,000	3,038,386
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,158,660
Southwestern Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	15,000,000	4,060,050
State of California GO, 5.00%, 9/1/17	2,500,000	2,555,925
State of California GO, 5.00%, 10/1/17	2,170,000	2,226,290
State of California GO, 5.50%, 4/1/18	2,535,000	2,666,085
State of California GO, 5.00%, 7/1/18(2)	1,565,000	1,653,610
State of California GO, 5.00%, 8/1/18	805,000	808,292
State of California GO, 5.00%, 9/1/18	1,000,000	1,062,630
State of California GO, 5.00%, 7/1/19(2)	4,505,000	4,924,280
State of California GO, 5.00%, 9/1/19	7,645,000	8,390,540
State of California GO, 5.00%, 3/1/20	1,690,000	1,764,208
State of California GO, 5.00%, 8/1/20	1,025,000	1,028,895
State of California GO, 5.25%, 10/1/20	5,000,000	5,544,300
State of California GO, 5.00%, 9/1/22	2,000,000	2,347,920
State of California GO, 5.00%, 3/1/23	10,000,000	11,776,500
State of California GO, 5.50%, 4/1/24	4,600,000	5,026,926
State of California GO, 5.00%, 8/1/26	4,800,000	5,764,368
State of California GO, 5.00%, 12/1/26	1,045,000	1,229,516
State of California GO, 5.00%, 2/1/27	14,000,000	16,140,320
State of California GO, 5.00%, 2/1/28	5,795,000	6,675,956
State of California GO, 5.00%, 3/1/28	8,000,000	9,430,720
State of California GO, 5.75%, 4/1/28	5,000,000	5,483,250
State of California GO, 5.00%, 11/1/29	2,625,000	3,047,336
State of California GO, 5.75%, 4/1/31	5,000,000	5,469,050
State of California GO, 5.00%, 9/1/31	10,000,000	11,734,200
State of California GO, 5.00%, 11/1/32	725,000	742,676
State of California GO, 6.50%, 4/1/33	5,000,000	5,569,500
State of California GO, 6.00%, 4/1/38	3,000,000	3,310,710
State of California GO, 5.00%, 8/1/45	5,000,000	5,644,150
State of California GO, VRDN, 1.24%, 3/1/17	6,800,000	6,773,888
State of California GO, VRDN, 1.31%, 3/1/17	3,200,000	3,204,224
State of California GO, VRDN, 4.00%, 12/1/21	4,000,000	4,411,800
State of California GO, VRN, 1.54%, 3/2/17	2,000,000	2,009,440
State of California GO, VRN, 1.64%, 3/2/17	800,000	804,696
State of California GO, VRN, 1.79%, 3/2/17	960,000	969,821
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	1,002,487
State of California Department of Water Resources Rev., VRDN, 0.94%, 3/2/17	4,500,000	4,499,055
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/17	5,000,000	5,038,600

	Principal Amount	Value
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	$1,430,000	$1,501,300
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18	3,000,000	3,148,980
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	1,800,000	1,889,748
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,437,100
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	1,860,000	2,085,079
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	8,000,000	8,968,080
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	14,215,000	15,949,514
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,272,525
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	11,517,800
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,643,172
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,691,678
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,294,898
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,651,113
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,751,632
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,795,260
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	623,145
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	493,646
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,037,093
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	723,624
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,705,770
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,036,466
Stockton Unified School District GO, 5.00%, 8/1/27 (AGM)	530,000	615,182
Stockton Unified School District GO, 5.00%, 8/1/28 (AGM)	255,000	294,201
Stockton Unified School District GO, 5.00%, 8/1/30	11,165,000	12,909,755
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	865,000	959,916
Sutter Union High School District GO, Capital Appreciation, 0.00%, 8/1/48 (BAM)(1)	2,470,000	585,637
Temecula Valley Unified School District Financing Authority Special Tax, 4.00%, 9/1/17 (BAM)	415,000	421,524
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/18 (BAM)	325,000	343,437
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	288,498
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	446,552
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	586,044
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	316,896

	Principal Amount	Value
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	$1,750,000	$1,749,912
Town of Hillsborough COP, VRDN, 0.66%, 3/2/17 (SBBPA: Bank of the West)	3,550,000	3,550,000
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,000,000	1,086,290
Tustin Community Facilities District Special Tax, 5.00%, 9/1/22	480,000	546,509
Tustin Community Facilities District Special Tax, 5.00%, 9/1/23	725,000	831,205
Tustin Community Facilities District Special Tax, 5.00%, 9/1/28	1,000,000	1,132,080
Tustin Community Facilities District Special Tax, 5.00%, 9/1/30	1,000,000	1,119,440
University of California Rev., 5.25%, 5/15/17, Prerefunded at 101% of Par(2)	1,910,000	1,948,181
University of California Rev., 5.00%, 5/15/18, Prerefunded at 101% of Par(2)	760,000	806,436
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	1,255,000	1,371,502
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	2,210,000	2,415,154
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	4,285,000	4,682,777
University of California Rev., 5.00%, 5/15/20	1,405,000	1,487,249
University of California Rev., 5.25%, 5/15/23	90,000	91,764
University of California Rev., 5.00%, 5/15/25	7,250,000	8,552,607
University of California Rev., 5.00%, 5/15/26	11,300,000	13,678,763
University of California Rev., 5.00%, 5/15/26	6,150,000	7,107,432
University of California Rev., 4.00%, 5/15/33	4,005,000	4,237,650
University of California Rev., 5.00%, 5/15/40	490,000	516,965
University of California Rev., 5.00%, 5/15/42	1,640,000	1,864,155
University of California Rev., VRDN, 1.40%, 5/15/21	1,650,000	1,636,569
University of California Rev., VRDN, 5.00%, 5/15/23	7,935,000	9,403,610
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/18	600,000	626,478
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/19	600,000	642,240
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,310,240
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,403,050
West Contra Costa Unified School District GO, 5.00%, 8/1/34	1,200,000	1,355,256
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,689,810
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/18 (XLCA)	1,490,000	1,570,683
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	995,000	1,076,132
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/20 (XLCA)	1,195,000	1,319,280
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,690,000	1,943,044
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,359,177
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/38(1)	6,000,000	2,416,560
		1,585,090,547
Guam — 0.1%
Guam Government GO, 6.00%, 11/15/19	635,000	674,706

	Principal Amount	Value
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	$1,000,000	$1,083,430
		1,758,136
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,535,554,218)		1,586,848,683
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,615,875)
TOTAL NET ASSETS — 100.0%		$1,584,232,808

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,089,660, which represented 1.0% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,535,554,218)	$1,586,848,683
Receivable for capital shares sold	2,726,878
Interest receivable	17,409,508
1,606,985,069

Liabilities
Disbursements in excess of demand deposit cash	839,556
Payable for investments purchased	18,522,850
Payable for capital shares redeemed	2,141,594
Accrued management fees	514,131
Distribution and service fees payable	21,113
Dividends payable	713,017
22,752,261

Net Assets	$1,584,232,808

Net Assets Consist of:
Capital paid in	$1,539,498,744
Distributions in excess of net investment income	(1,918)
Accumulated net realized loss	(6,558,483)
Net unrealized appreciation	51,294,465
$1,584,232,808

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,228,593,044	104,662,200	$11.74
Institutional Class	$300,814,150	25,621,618	$11.74
A Class	$36,869,098	3,140,257	$11.74*
C Class	$17,956,516	1,528,736	$11.75
*Maximum offering price $12.29 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$23,227,937

Expenses:
Management fees	3,405,782
Distribution and service fees:
A Class	53,083
C Class	95,960
Trustees' fees and expenses	46,841
Other expenses	193
3,601,859

Net investment income (loss)	19,626,078

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(3,170,147)
Change in net unrealized appreciation (depreciation) on investments	(66,782,685)

Net realized and unrealized gain (loss)	(69,952,832)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(50,326,754)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2017 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2016
Increase (Decrease) in Net Assets	February 28, 2017	August 31, 2016
Operations
Net investment income (loss)	$19,626,078	$36,880,546
Net realized gain (loss)	(3,170,147)	7,731,735
Change in net unrealized appreciation (depreciation)	(66,782,685)	41,962,598
Net increase (decrease) in net assets resulting from operations	(50,326,754)	86,574,879

Distributions to Shareholders
From net investment income:
Investor Class	(15,071,536)	(29,161,214)
Institutional Class	(3,956,225)	(6,650,348)
A Class	(461,393)	(824,535)
C Class	(136,924)	(244,449)
Decrease in net assets from distributions	(19,626,078)	(36,880,546)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(13,758,869)	112,576,854

Net increase (decrease) in net assets	(83,711,701)	162,271,187

Net Assets
Beginning of period	1,667,944,509	1,505,673,322
End of period	$1,584,232,808	$1,667,944,509

Distributions in excess of net investment income	$(1,918)	$(1,918)

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2017 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 28, 2017 was 0.46% for the Investor Class, A Class and C Class and 0.26% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $41,745,000 and $54,045,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2017 were $390,641,646 and $407,404,239, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2017		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	17,930,224	$211,308,926	24,255,956	$293,137,206
Issued in reinvestment of distributions	961,658	11,350,047	1,835,589	22,173,012
Redeemed	(20,614,240)	(241,673,549)	(22,373,483)	(270,019,311)
	(1,722,358)	(19,014,576)	3,718,062	45,290,907
Institutional Class
Sold	7,516,963	88,798,307	9,385,505	113,275,395
Issued in reinvestment of distributions	326,645	3,855,433	538,956	6,515,524
Redeemed	(6,573,012)	(76,808,704)	(5,218,776)	(63,051,782)
	1,270,596	15,845,036	4,705,685	56,739,137
A Class
Sold	293,871	3,457,392	1,596,229	19,371,459
Issued in reinvestment of distributions	33,690	397,979	61,012	737,202
Redeemed	(1,038,139)	(12,190,269)	(1,122,193)	(13,523,992)
	(710,578)	(8,334,898)	535,048	6,584,669
C Class
Sold	123,180	1,469,442	585,746	7,095,797
Issued in reinvestment of distributions	9,720	114,780	16,212	195,996
Redeemed	(324,046)	(3,838,653)	(275,812)	(3,329,652)
	(191,146)	(2,254,431)	326,146	3,962,141
Net increase (decrease)	(1,353,486)	$(13,758,869)	9,284,941	$112,576,854

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,535,554,218
Gross tax appreciation of investments	$60,525,950
Gross tax depreciation of investments	(9,231,485)
Net tax appreciation (depreciation) of investments	$51,294,465

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2016, the fund had accumulated short-term capital losses of $(3,388,336), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

10. Corporate Event

The Institutional Class was renamed to the I Class effective April 10, 2017.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$12.24	0.14	(0.50)	(0.36)	(0.14)	—	(0.14)	$11.74	(2.92)%	0.47%(4)	2.42%(4)	24%	$1,228,593
2016	$11.85	0.28	0.39	0.67	(0.28)	—	(0.28)	$12.24	5.74%	0.47%	2.34%	23%	$1,301,751
2015	$11.94	0.29	(0.09)	0.20	(0.29)	—	(0.29)	$11.85	1.68%	0.47%	2.42%	30%	$1,216,943
2014	$11.36	0.29	0.58	0.87	(0.29)	—	(0.29)	$11.94	7.68%	0.47%	2.52%	52%	$1,064,224
2013	$11.96	0.30	(0.60)	(0.30)	(0.30)	—(5)	(0.30)	$11.36	(2.51)%	0.47%	2.48%	46%	$1,000,450
2012	$11.41	0.36	0.55	0.91	(0.36)	—	(0.36)	$11.96	8.06%	0.47%	3.04%	55%	$1,026,796
Institutional Class
2017(3)	$12.24	0.15	(0.50)	(0.35)	(0.15)	—	(0.15)	$11.74	(2.82)%	0.27%(4)	2.62%(4)	24%	$300,814
2016	$11.85	0.31	0.39	0.70	(0.31)	—	(0.31)	$12.24	5.95%	0.27%	2.54%	23%	$298,010
2015	$11.94	0.31	(0.09)	0.22	(0.31)	—	(0.31)	$11.85	1.88%	0.27%	2.62%	30%	$232,892
2014	$11.37	0.32	0.57	0.89	(0.32)	—	(0.32)	$11.94	7.90%	0.27%	2.72%	52%	$207,978
2013	$11.96	0.32	(0.59)	(0.27)	(0.32)	—(5)	(0.32)	$11.37	(2.32)%	0.27%	2.68%	46%	$160,329
2012	$11.41	0.38	0.55	0.93	(0.38)	—	(0.38)	$11.96	8.28%	0.27%	3.24%	55%	$87,170

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$12.24	0.13	(0.50)	(0.37)	(0.13)	—	(0.13)	$11.74	(3.04)%	0.72%(4)	2.17%(4)	24%	$36,869
2016	$11.85	0.25	0.39	0.64	(0.25)	—	(0.25)	$12.24	5.47%	0.72%	2.09%	23%	$47,126
2015	$11.94	0.26	(0.09)	0.17	(0.26)	—	(0.26)	$11.85	1.42%	0.72%	2.17%	30%	$39,308
2014	$11.37	0.27	0.57	0.84	(0.27)	—	(0.27)	$11.94	7.41%	0.72%	2.27%	52%	$32,899
2013	$11.96	0.27	(0.59)	(0.32)	(0.27)	—(5)	(0.27)	$11.37	(2.76)%	0.72%	2.23%	46%	$36,644
2012	$11.41	0.32	0.56	0.88	(0.33)	—	(0.33)	$11.96	7.79%	0.72%	2.79%	55%	$36,341
C Class
2017(3)	$12.24	0.08	(0.49)	(0.41)	(0.08)	—	(0.08)	$11.75	(3.32)%	1.47%(4)	1.42%(4)	24%	$17,957
2016	$11.86	0.16	0.38	0.54	(0.16)	—	(0.16)	$12.24	4.60%	1.47%	1.34%	23%	$21,058
2015	$11.95	0.17	(0.09)	0.08	(0.17)	—	(0.17)	$11.86	0.67%	1.47%	1.42%	30%	$16,531
2014	$11.37	0.18	0.58	0.76	(0.18)	—	(0.18)	$11.95	6.71%	1.47%	1.52%	52%	$17,738
2013	$11.97	0.18	(0.60)	(0.42)	(0.18)	—(5)	(0.18)	$11.37	(3.56)%	1.47%	1.48%	46%	$19,555
2012	$11.42	0.23	0.56	0.79	(0.24)	—	(0.24)	$11.97	6.99%	1.47%	2.04%	55%	$14,361

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 28, 2017 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91773 1704

Semiannual Report

February 28, 2017

California High-Yield Municipal Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Rocky November for Munis, Then a Modest Rebound

The six-month reporting period whipsawed the U.S. bond market, including municipal bonds (munis). Donald Trump’s victory in the 2016 U.S. presidential election—and his aggressive pro-business, pro-growth agenda—triggered “Trump Trade”/risk-on rallies in traditionally higher-risk markets such as commodities, U.S. small-cap and technology stocks, and high-yield corporate bonds, plus a corresponding global sell-off in government bonds and munis.

Muni price declines began in September as the bond market started to anticipate a year-end interest rate increase by the Federal Reserve (Fed). Munis were vulnerable because they had rallied for 14 straight months, which boosted valuations. The sell-off accelerated in November with Trump’s victory. His fiscal stimulus plans fueled inflation expectations that sent bond yields sharply higher, while his tax-cut proposals caused additional price declines for the tax-free muni market. From the end of August through November, the Bloomberg Barclays Municipal Bond Index declined -5.21%. Thereafter, the index rebounded +2.55% through February, not enough to fully offset earlier losses.

Long-maturity U.S. bond yields have been relatively range-bound since surging in November, but risks of higher interest rates and lower bond prices remain. The U.S. labor market is trending tighter, U.S. inflation pressures continue to build, and the Fed could raise its rate target as many as three or four times this year. Offsetting those factors are global economic conditions and political risks—both foreign and domestic—that could trigger more bouts of U.S. bond market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

February 28, 2017
Portfolio at a Glance
Weighted Average Maturity	19.6 years
Average Duration (Modified)	6.5 years

Top Five Sectors	% of fund investments
Special Tax	31%
Hospital	14%
Tollroads	7%
Tobacco	7%
Lease Revenue	6%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Expenses Paid During Period(1) 9/1/16 - 2/28/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$956.50	$2.43	0.50%
Institutional Class	$1,000	$956.50	$1.46	0.30%
A Class	$1,000	$955.30	$3.64	0.75%
C Class	$1,000	$951.80	$7.26	1.50%
Hypothetical
Investor Class	$1,000	$1,022.32	$2.51	0.50%
Institutional Class	$1,000	$1,023.31	$1.51	0.30%
A Class	$1,000	$1,021.08	$3.76	0.75%
C Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

FEBRUARY 28, 2017 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.6%
California — 98.7%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,746,440
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,169,260
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	925,180
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,331,763
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,296,520
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,322,840
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	1,500,000	1,654,920
Alhambra Rev., (Atherton Baptist Homes), 7.50%, 1/1/20, Prerefunded at 100% of Par(2)	1,415,000	1,626,217
Antelope Valley Healthcare District Rev., 5.00%, 3/1/26	5,000,000	5,167,000
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	4,747,100
Bay Area Toll Authority Rev., 5.00%, 4/1/43	1,000,000	1,118,240
Bay Area Toll Authority Rev., VRDN, 1.34%, 3/2/17	1,450,000	1,449,956
Bay Area Toll Authority Rev., VRDN, 1.74%, 3/2/17	2,500,000	2,499,725
Bay Area Toll Authority Rev., VRDN, 1.89%, 3/2/17	1,000,000	1,003,080
Beaumont Financing Authority Special Tax, 6.875%, 9/1/36	1,050,000	1,054,946
Beaumont Unified School District GO, Capital Appreciation, 0.00%, 8/1/40 (AGM)(1)	2,000,000	732,820
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,093,539
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,076,174
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	841,500
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	1,986,714
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,029,700
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,527,585
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	843,922
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	2,015,140
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/30(3)	575,000	657,306
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/31(3)	650,000	740,948
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/32(3)	500,000	565,850
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/33(3)	575,000	647,600
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/34(3)	1,250,000	1,401,075

6

	Principal Amount	Value
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/35(3)	$1,250,000	$1,395,463
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,253,600
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/34	1,000,000	1,125,870
California Educational Facilities Authority Rev., (University of Redlands), 3.50%, 10/1/35	800,000	773,792
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/24	2,250,000	2,475,135
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/25	250,000	273,903
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/39	4,615,000	4,608,262
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	3,000,000	3,389,250
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/26	1,020,000	1,160,658
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,088,870
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	445,000	496,847
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 5.00%, 10/18/22	2,200,000	2,530,792
California Health Facilities Financing Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/38	2,000,000	2,245,180
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.50%, 10/1/20	1,500,000	1,605,870
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/31	2,030,000	2,324,391
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.64%, 3/2/17	2,190,000	2,190,088
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.30%, 3/2/17	1,000,000	1,006,490
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.56%, 3/1/17 (LOC: Union Bank N.A.)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.56%, 3/1/17 (LOC: Union Bank N.A.)	10,815,000	10,815,000
California Mobilehome Park Financing Authority Rev., (Millennium Housing of California), 5.50%, 12/15/41	2,000,000	2,001,840
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,576,019
California Municipal Finance Authority Rev., (American Heritage Education Foundation), 5.00%, 6/1/36	1,000,000	1,065,700
California Municipal Finance Authority Rev., (American Heritage Education Foundation), 5.00%, 6/1/46	1,000,000	1,054,670
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	3,335,000	4,212,605
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,948,852
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.875%, 10/1/34	1,000,000	1,043,890

7

	Principal Amount	Value
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	$1,750,000	$1,834,927
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	661,692
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	409,115
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.49%, 3/1/17 (GA: Chevron Corp.)	21,300,000	21,300,000
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,169,060
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	3,888,836
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(4)	625,000	619,531
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(4)	1,400,000	1,281,756
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(4)	2,100,000	1,923,222
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,120,730
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,121,400
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	562,095
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	372,201
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	528,000
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	316,596
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,720,480
California Municipal Finance Authority Rev., (Nova Academy), 5.00%, 6/15/36(4)	1,825,000	1,789,449
California Municipal Finance Authority Rev., (Nova Academy), 5.00%, 6/15/46(4)	2,425,000	2,321,452
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(4)	905,000	930,286
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(4)	1,400,000	1,442,574
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,008,587
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,837,657
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(4)	3,165,000	3,166,488
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,719,730
California School Finance Authority Rev., (52nd & Crenshaw LLC), 6.00%, 10/1/49	700,000	743,477
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,120,760
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(4)	5,000,000	5,025,050
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(4)	500,000	544,580
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(4)	685,000	741,958

8

	Principal Amount	Value
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(4)	$795,000	$856,358
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(4)	400,000	427,908
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(4)	500,000	532,675
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(4)	1,000,000	1,042,880
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,000,000	1,038,600
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(4)	1,265,000	1,239,991
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(4)	1,000,000	973,240
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(4)	2,325,000	2,276,547
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(4)	2,000,000	1,925,600
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/42(4)	2,010,000	1,881,320
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/52(4)	2,190,000	1,988,651
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(4)	3,500,000	3,723,615
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	475,000	489,027
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	521,745
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	729,183
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(4)	1,650,000	1,711,990
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/21(4)	400,000	423,912
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/26(4)	500,000	524,975
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/31(4)	870,000	883,772
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/36(4)	1,000,000	995,030
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/46(4)	2,100,000	2,052,477
California State Public Works Board Rev., 5.00%, 3/1/17	1,000,000	1,000,370
California State Public Works Board Rev., 4.00%, 11/1/17	1,235,000	1,262,405
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,717,200
California State Public Works Board Rev., 5.75%, 10/1/30	2,000,000	2,209,980
California State Public Works Board Rev., 5.75%, 10/1/31	1,000,000	1,162,760
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,099,069
California State Public Works Board Rev., 6.00%, 3/1/35	1,250,000	1,416,188
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	6,072,817
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,636,841
California State Public Works Board Rev., 5.00%, 9/1/39	7,000,000	7,879,830
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44	1,500,000	1,523,070

9

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	$1,785,000	$2,005,019
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,273,128
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,556,792
California Statewide Communities Development Authority Rev., (be.group), 7.25%, 11/15/41(4)	2,500,000	2,763,775
California Statewide Communities Development Authority Rev., (California Baptist University), 5.50%, 11/1/38	7,000,000	7,112,350
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 3.50%, 5/15/36	5,735,000	5,115,333
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,000,000	1,081,990
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,618,290
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	2,924,938
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,365,025
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,591,620
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,107,320
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45	7,000,000	5,704,720
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 8/15/46	1,125,000	1,226,790
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	6,000,000	6,538,860
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(4)	3,500,000	3,427,060
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	1,000,000	1,096,960
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	1,000,000	1,049,040
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(4)	1,000,000	1,045,160
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,283,150
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(4)	3,000,000	3,119,280
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,915,837
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(4)	8,250,000	8,700,945

10

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Los Angeles Jewish Home for the Aging Obligated Group), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	$1,300,000	$1,301,755
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,479,590
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	4,350,000	4,370,314
California Statewide Communities Development Authority Rev., (Sutter Health Obligated Group), 5.05%, 8/15/38 (AGM)	1,650,000	1,715,422
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	1,100,000	1,222,606
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	343,285
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	352,217
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	360,375
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,047,354
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,031,818
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,067,800
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	4,515,000	4,817,731
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,587,300
Capistrano Unified School District Special Tax, 3.20%, 9/1/44	1,630,000	1,318,670
Capistrano Unified School District Special Tax, 4.00%, 9/1/46	3,000,000	2,821,650
Carson Redevelopment Agency Successor Agency Tax Allocation, 7.00%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,304,260
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,400,188
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,468,303
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,535,664
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	2,000,000	2,277,220
Chula Vista Rev., (San Diego Gas & Electric Co.), 5.875%, 1/1/34	1,000,000	1,093,840
Clovis Unified School District GO, 5.00%, 8/1/38	3,000,000	3,385,560
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	1,895,660
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,078,832
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,127,780
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,058,196
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	977,132
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,288,150
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	3,884,237
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,217,723
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,393,046
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,499,065
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,440,768
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,514,700

11

	Principal Amount	Value
El Dorado County Special Tax, 4.00%, 9/1/46	$2,350,000	$2,184,489
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/22	1,310,000	1,419,411
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/24	1,705,000	1,826,328
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/26	2,140,000	2,265,575
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/46	3,500,000	3,760,225
Elsinore Valley Municipal Water District COP, VRDN, 0.64%, 3/1/17 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	671,349
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,122,840
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,531,042
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	3,000,000	2,771,880
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(5)	2,200,000	1,791,790
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	1,828,320
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,764,320
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	31,502,075
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	3,750,000	4,296,937
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,183,420
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,116,400
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	4,650,000	4,685,386
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,703,940
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	3,000,000	3,000,060
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,023,590
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	20,000,000	2,718,800
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	16,900,000	16,898,986
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	5,000,000	5,025,500
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,500,000	1,659,105
Hayward Unified School District GO, 4.00%, 8/1/17 (AGM)	1,650,000	1,673,364
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	371,889
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,210,817
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,151,542
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,854,009
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/32 (XLCA)	3,000,000	3,024,150
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/37 (XLCA)	2,025,000	2,039,479
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,836,816
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,642,300
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,047,420

12

	Principal Amount	Value
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	$1,500,000	$1,571,715
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,854,575
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 10/15/47	4,000,000	4,235,480
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,241,502
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,680,000	2,926,185
Irvine Special Assessment, 5.00%, 9/2/24	700,000	794,304
Irvine Special Assessment, 5.00%, 9/2/26	600,000	675,558
Irvine Special Assessment, 5.00%, 9/2/29	700,000	761,789
Irvine Special Assessment, 5.00%, 9/2/30	350,000	379,617
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,590,630
Irvine Special Assessment, VRDN, 0.54%, 3/1/17 (LOC: U.S. Bank N.A.)	1,400,000	1,400,000
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,058,320
Irvine Special Tax, 5.00%, 9/1/44	500,000	527,505
Irvine Special Tax, 4.00%, 9/1/45	7,500,000	7,227,900
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,736,520
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	567,473
Jurupa Community Services District Special Tax, 8.875%, 9/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,241,100
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	263,090
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,712,583
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,049,160
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/31	1,100,000	1,236,686
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,089,330
Kaweah Delta Health Care District Rev., 4.00%, 6/1/45	3,230,000	3,218,986
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,146,981
Lake Elsinore Special Tax, 4.00%, 9/1/46	4,480,000	4,199,552
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	570,476
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	2,380,000	2,512,114
Lammersville Joint Unified School District Special Tax, 6.00%, 9/1/43	1,250,000	1,437,263
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,417,203
Long Beach Marina System Rev., 5.00%, 5/15/45	5,245,000	5,631,609
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(5)	1,300,000	1,090,505
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	880,000	897,512
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,170,630
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	65,000	65,108
Los Angeles County Schools COP, 4.00%, 6/1/18 (AGM)	1,650,000	1,710,555
Los Angeles County Schools COP, 5.00%, 6/1/19 (AGM)	1,200,000	1,299,588
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,449,463
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,148,418
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30	3,500,000	4,047,855
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	399,116

13

	Principal Amount	Value
Los Angeles Unified School District GO, 5.00%, 7/1/18	$3,335,000	$3,521,527
Los Angeles Unified School District GO, 5.00%, 7/1/24	3,430,000	3,943,711
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,351,766
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,360,365
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,437,320
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	847,155
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	437,220
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	362,037
Modesto Irrigation District COP, 6.00%, 10/1/39	2,120,000	2,316,397
Montebello Community Redevelopment Agency Successor Agency Tax Allocation, 8.10%, 3/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,146,760
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,510,160
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42(3)	655,000	692,977
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46(3)	830,000	876,447
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,892,486
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	2,530,000	2,894,092
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,910,998
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,103,359
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,314,124
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,230,098
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	1,785,000	1,727,594
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/32	2,150,000	2,520,939
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	770,000	923,245
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	437,974
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	1,000,000	1,066,220
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,062,990
Orange Community Facilities District Special Tax, 5.00%, 10/1/40 (AGM)	2,000,000	2,208,400
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	4,000,000	4,314,240
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	10,627,300
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,353,293
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,077,662
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	462,664
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	556,187
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	850,000	1,000,068
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	707,580
Palm Springs Financing Authority Rev., 5.00%, 6/1/35	4,000,000	4,427,320

14

	Principal Amount	Value
Palomar Health Rev., 5.00%, 11/1/27	$2,005,000	$2,220,417
Palomar Health Rev., 5.00%, 11/1/36	6,250,000	6,582,812
Palomar Health Rev., 4.00%, 11/1/39	8,875,000	8,224,107
Palomar Health Rev., 5.00%, 11/1/39	3,170,000	3,325,996
Paramount Unified School District GO, Capital Appreciation, 0.00%, 8/1/51 (BAM)(1)	12,500,000	1,360,375
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	4,997,332
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,965,713
Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(2)	3,760,000	4,390,439
Poway Unified School District Special Tax, 3.375%, 9/1/42	2,475,000	2,089,519
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	1,000,000	1,070,030
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	1,000,000	1,067,050
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,250,000	1,333,813
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/22	400,000	430,408
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/23	650,000	696,774
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/24	500,000	531,300
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/26	1,000,000	1,043,430
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/27	425,000	438,464
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/29	1,280,000	1,302,989
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/31	1,350,000	1,360,638
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/37	3,000,000	2,906,010
Rancho Cordova Community Facilities District Special Tax, 5.00%, 9/1/40	1,195,000	1,261,334
Rancho Cordova Community Facilities District Special Tax, 5.00%, 9/1/45	1,250,000	1,316,350
Redding Electric System Rev., 5.00%, 6/1/21(3)	400,000	456,596
Redding Electric System Rev., 5.00%, 6/1/23(3)	740,000	869,411
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,192,105
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,705,473
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	1,924,373
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,585,035
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,283,450
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,099,201
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,637,130
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,379,847

15

	Principal Amount	Value
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	$3,000,000	$3,124,410
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	2,886,820
Riverside County Public Financing Authority Tax Allocation, 4.00%, 10/1/36 (BAM)	2,500,000	2,552,850
Riverside County Redevelopment Successor Agency Tax Allocation, 6.25%, 10/1/30	2,200,000	2,517,504
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	800,000	925,184
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	621,920
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	967,016
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,352,450
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	561,215
Riverside Sewer Rev., 5.00%, 8/1/40	2,000,000	2,235,780
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,002,643
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,085,861
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,765,294
Roseville Special Tax, 5.00%, 9/1/37	1,250,000	1,327,350
Roseville Special Tax, 5.00%, 9/1/38	1,650,000	1,756,590
Roseville Special Tax, 5.00%, 9/1/44	1,650,000	1,729,200
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,703,050
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,020,175
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,380,860
Sacramento County Special Tax, 5.00%, 9/1/40	1,000,000	1,058,430
Sacramento County Special Tax, 5.00%, 9/1/45	3,050,000	3,220,068
Sacramento County Special Tax, 5.00%, 9/1/46	2,385,000	2,508,448
Sacramento County Airport System Rev., 6.00%, 7/1/35	4,000,000	4,243,640
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,240,870
San Bernardino County Special Tax, 5.00%, 9/1/33	3,000,000	3,200,940
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 2.00%, 12/1/17 (AGM)	2,675,000	2,699,904
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/21 (AGM)	3,900,000	4,509,921
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/23 (AGM)	2,425,000	2,867,926
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	10,908,645
San Clemente Special Tax, 5.00%, 9/1/46	7,675,000	8,082,389
San Diego Special Tax, 5.00%, 9/1/37	995,000	1,070,610
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	971,147
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	604,359
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	808,208
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	349,752
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,111,849
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	578,590
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	2,500,000	2,765,400

16

	Principal Amount	Value
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	$1,500,000	$1,649,595
San Diego Public Facilities Financing Authority Rev., 5.00%, 4/15/37	2,000,000	2,259,580
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,276,460
San Diego Redevelopment Agency Successor Agency Tax Allocation, 7.00%, 11/1/19, Prerefunded at 100% of Par(2)	3,000,000	3,468,090
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	451,433
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	643,373
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	778,525
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	700,000	847,168
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	852,165
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,254,990
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/33	780,000	868,842
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	1,000,000	1,099,370
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/17	435,000	440,916
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	536,115
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,116,280
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	313,079
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	489,758
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	280,000	302,884
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	361,003
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,315,522
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	100,640
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	8,738,880
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	150,539
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	575,679
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,362,880
San Jose Airport Rev., 5.25%, 3/1/34	2,605,000	2,890,847
San Mateo Special Tax, 6.00%, 9/1/42	500,000	546,415
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,397,060
Santa Barbara Secondary High School District GO, 0.00%, 8/1/36(1)	10,000,000	4,356,200
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/34 (BAM)	1,000,000	1,032,780
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/35 (BAM)	900,000	926,568
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/36 (BAM)	1,350,000	1,382,211
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,250,000	1,365,625

17

	Principal Amount	Value
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/30, Prerefunded at 103% of Par(2)	$465,000	$504,637
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,480,000	1,638,316
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,323,142
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,330,619
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	12,000,000	4,099,920
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	5,000,000	1,091,000
South Placer Wastewater Authority Rev., VRN, 0.97%, 3/2/17	2,985,000	2,984,373
Southern California Public Power Authority Rev., 5.25%, 11/1/19 (GA: Goldman Sachs & Co.)	2,445,000	2,681,774
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs & Co.)	3,755,000	4,353,134
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,306,872
State of California GO, 5.00%, 11/1/19	5,000,000	5,515,300
State of California GO, 5.25%, 2/1/30	5,000,000	5,723,100
State of California GO, 6.00%, 4/1/38	5,000,000	5,517,850
State of California GO, VRN, 1.54%, 3/2/17	2,000,000	2,009,440
State of California GO, VRN, 1.64%, 3/2/17	800,000	804,696
State of California GO, VRN, 1.79%, 3/2/17	960,000	969,821
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,558,037
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,008,212
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,094,470
Stockton Unified School District GO, 5.00%, 8/1/31	4,620,000	5,315,264
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	705,000	782,360
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,513,130
Susanville Public Financing Authority Rev., 6.00%, 6/1/45	3,000,000	3,227,190
Sutter Union High School District GO, Capital Appreciation, 0.00%, 6/1/50 (BAM)(1)	2,935,000	641,679
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,377,960
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	1,882,205
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	4,000,000	4,232,800
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	1,930,640
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,249,887
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	13,245,000	13,194,139
Tracy Community Facilities District No. 2006-01 Special Tax, 5.75%, 9/1/36	3,105,000	3,109,378
Tracy Public Financing Authority Special Tax, 4.00%, 9/2/18	1,900,000	1,971,250
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,471,479
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,318,526
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	585,870
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	597,400

18

	Principal Amount	Value
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	$400,000	$479,676
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,560,702
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,167,254
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,328,040
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,856,592
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	451,088
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	986,570
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	751,598
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,000,330
West Hollywood Public Financing Authority Rev., 4.00%, 4/1/46	4,000,000	4,070,160
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,775,555
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,438,304
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,490,060
Woodland Special Tax, 4.00%, 9/1/41	2,750,000	2,631,117
Woodland Special Tax, 4.00%, 9/1/45	2,760,000	2,603,039
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,163,610
		1,006,845,816
Guam — 0.5%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,034,550
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	886,125
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,164,730
		5,085,405
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(4)	2,500,000	2,675,075
Virgin Islands Public Finance Authority Rev., 6.75%, 10/1/37	2,000,000	1,555,880
		4,230,955
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $986,245,149)		1,016,162,176
OTHER ASSETS AND LIABILITIES — 0.4%		3,628,080
TOTAL NET ASSETS — 100.0%		$1,019,790,256

19

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $68,163,182, which represented 6.7% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

20

Statement of Assets and Liabilities

FEBRUARY 28, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $986,245,149)	$1,016,162,176
Cash	359,228
Receivable for investments sold	50,900
Receivable for capital shares sold	968,049
Interest receivable	14,087,995
1,031,628,348

Liabilities
Payable for investments purchased	8,262,733
Payable for capital shares redeemed	2,765,527
Accrued management fees	364,160
Distribution and service fees payable	46,641
Dividends payable	399,031
11,838,092

Net Assets	$1,019,790,256

Net Assets Consist of:
Capital paid in	$1,018,334,884
Accumulated net realized loss	(28,461,655)
Net unrealized appreciation	29,917,027
$1,019,790,256

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$749,579,353	72,733,081	$10.31
Institutional Class	$121,831,095	11,824,939	$10.30
A Class	$116,975,373	11,349,552	$10.31*
C Class	$31,404,435	3,046,727	$10.31
*Maximum offering price $10.80 (net asset value divided by 0.955).

See Notes to Financial Statements.

21

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$21,437,590

Expenses:
Management fees	2,496,677
Distribution and service fees:
A Class	155,312
C Class	160,412
Trustees' fees and expenses	31,421
Other expenses	326
2,844,148

Net investment income (loss)	18,593,442

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,319,320
Futures contract transactions	(574)
10,318,746

Change in net unrealized appreciation (depreciation) on investments	(82,411,714)

Net realized and unrealized gain (loss)	(72,092,968)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(53,499,526)

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2017 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2016
Increase (Decrease) in Net Assets	February 28, 2017	August 31, 2016
Operations
Net investment income (loss)	$18,593,442	$34,055,922
Net realized gain (loss)	10,318,746	4,230,387
Change in net unrealized appreciation (depreciation)	(82,411,714)	57,796,693
Net increase (decrease) in net assets resulting from operations	(53,499,526)	96,083,002

Distributions to Shareholders
From net investment income:
Investor Class	(13,816,457)	(25,388,631)
Institutional Class	(2,332,735)	(3,839,737)
A Class	(2,037,773)	(4,068,923)
C Class	(406,477)	(758,631)
Decrease in net assets from distributions	(18,593,442)	(34,055,922)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(76,350,431)	243,686,421

Net increase (decrease) in net assets	(148,443,399)	305,713,501

Net Assets
Beginning of period	1,168,233,655	862,520,154
End of period	$1,019,790,256	$1,168,233,655

See Notes to Financial Statements.

23

Notes to Financial Statements

FEBRUARY 28, 2017 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

24

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1925% to 0.3100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 28, 2017 was 0.49% for the Investor Class, A Class and C Class and 0.29% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and

25

service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $35,400,000 and $44,646,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2017 were $346,775,292 and $434,880,513, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2017		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,462,878	$109,198,374	26,802,333	$286,994,238
Issued in reinvestment of distributions	1,131,928	11,790,209	2,007,232	21,446,102
Redeemed	(17,329,275)	(179,234,257)	(11,670,371)	(124,790,844)
	(5,734,469)	(58,245,674)	17,139,194	183,649,496
Institutional Class
Sold	1,862,344	19,219,963	5,076,136	54,438,032
Issued in reinvestment of distributions	218,517	2,275,319	347,604	3,713,020
Redeemed	(2,826,217)	(29,173,143)	(987,026)	(10,524,745)
	(745,356)	(7,677,861)	4,436,714	47,626,307
A Class
Sold	1,042,546	10,878,554	3,326,804	35,497,945
Issued in reinvestment of distributions	169,307	1,763,077	346,809	3,699,115
Redeemed	(2,190,355)	(22,535,019)	(2,912,232)	(31,016,450)
	(978,502)	(9,893,388)	761,381	8,180,610
C Class
Sold	351,984	3,706,118	913,025	9,779,499
Issued in reinvestment of distributions	30,292	315,110	53,006	565,560
Redeemed	(439,969)	(4,554,736)	(571,494)	(6,115,051)
	(57,693)	(533,508)	394,537	4,230,008
Net increase (decrease)	(7,516,020)	$(76,350,431)	22,731,826	$243,686,421

26

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 162 contracts.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 28, 2017, the effect of interest rate risk derivative instruments on the Statement of Operations was $(574) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

27

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$986,245,149
Gross tax appreciation of investments	$46,725,593
Gross tax depreciation of investments	(16,808,566)
Net tax appreciation (depreciation) of investments	$29,917,027

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2016, the fund had accumulated short-term capital losses of $(35,918,944) and accumulated long-term capital losses of $(2,861,457), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
$(9,518,848)	$(12,885,340)	$(6,203,529)	$(7,311,227)	$(2,861,457)

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

11. Corporate Event

The Institutional Class was renamed to the I Class effective April 10, 2017.

28

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.97	0.18	(0.66)	(0.48)	(0.18)	$10.31	(4.35)%	0.50%(4)	3.52%(4)	32%	$749,579
2016	$10.30	0.37	0.67	1.04	(0.37)	$10.97	10.27%	0.50%	3.47%	19%	$860,997
2015	$10.25	0.39	0.05	0.44	(0.39)	$10.30	4.32%	0.50%	3.75%	41%	$631,702
2014	$9.33	0.41	0.92	1.33	(0.41)	$10.25	14.50%	0.50%	4.14%	57%	$571,924
2013	$10.13	0.40	(0.80)	(0.40)	(0.40)	$9.33	(4.14)%	0.50%	3.99%	81%	$472,141
2012	$9.40	0.45	0.73	1.18	(0.45)	$10.13	12.79%	0.50%	4.55%	48%	$506,399
Institutional Class
2017(3)	$10.97	0.19	(0.67)	(0.48)	(0.19)	$10.30	(4.35)%	0.30%(4)	3.72%(4)	32%	$121,831
2016	$10.30	0.39	0.67	1.06	(0.39)	$10.97	10.49%	0.30%	3.67%	19%	$137,888
2015	$10.25	0.41	0.05	0.46	(0.41)	$10.30	4.53%	0.30%	3.95%	41%	$83,751
2014	$9.33	0.43	0.92	1.35	(0.43)	$10.25	14.73%	0.30%	4.34%	57%	$76,561
2013	$10.13	0.42	(0.80)	(0.38)	(0.42)	$9.33	(3.94)%	0.30%	4.19%	81%	$25,217
2012	$9.40	0.46	0.74	1.20	(0.47)	$10.13	13.01%	0.30%	4.75%	48%	$22,287

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$10.97	0.17	(0.66)	(0.49)	(0.17)	$10.31	(4.47)%	0.75%(4)	3.27%(4)	32%	$116,975
2016	$10.30	0.34	0.67	1.01	(0.34)	$10.97	10.00%	0.75%	3.22%	19%	$135,279
2015	$10.25	0.36	0.05	0.41	(0.36)	$10.30	4.06%	0.75%	3.50%	41%	$119,150
2014	$9.33	0.38	0.92	1.30	(0.38)	$10.25	14.21%	0.75%	3.89%	57%	$114,878
2013	$10.13	0.38	(0.80)	(0.42)	(0.38)	$9.33	(4.38)%	0.75%	3.74%	81%	$105,296
2012	$9.40	0.42	0.73	1.15	(0.42)	$10.13	12.51%	0.75%	4.30%	48%	$117,162
C Class
2017(3)	$10.97	0.13	(0.66)	(0.53)	(0.13)	$10.31	(4.82)%	1.50%(4)	2.52%(4)	32%	$31,404
2016	$10.30	0.26	0.67	0.93	(0.26)	$10.97	9.18%	1.50%	2.47%	19%	$34,070
2015	$10.25	0.28	0.05	0.33	(0.28)	$10.30	3.29%	1.50%	2.75%	41%	$27,917
2014	$9.33	0.31	0.92	1.23	(0.31)	$10.25	13.37%	1.50%	3.14%	57%	$23,860
2013	$10.13	0.30	(0.80)	(0.50)	(0.30)	$9.33	(5.09)%	1.50%	2.99%	81%	$25,056
2012	$9.40	0.35	0.73	1.08	(0.35)	$10.13	11.67%	1.50%	3.55%	48%	$29,388

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 28, 2017 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91770 1704

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	April 24, 2017

By:	/s/ C. Jean Wade
Name: C. Jean Wade
Title: Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2017